Matthews Asia Strategic Income Fund				March 31, 2019

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 66.2%

	Face Amount*	Value		Face Amount*	Value
CHINA/HONG KONG: 33.9%			SINGAPORE: 3.3%
Wanda Properties International Co. , Ltd.			Olam International, Ltd.
7.250%, 01/29/24[b]	5,000,000	$5,053,505	4.500%, 04/12/21[b]	3,500,000	$3,509,163
KWG Group Holdings, Ltd.			Total Singapore		3,509,163
6.000%, 09/15/22[b]	4,500,000	4,426,897
Standard Chartered PLC			THAILAND: 3.2%
6.500%[c], 04/02/20[b,d]	4,350,000	4,375,012
			Krung Thai Bank Public Co. , Ltd.
Chinalco Capital Holdings, Ltd.			5.200%[c], 12/26/24[b]	3,400,000	3,428,662
4.000%, 08/25/21[b]	4,100,000	4,078,282
CIFI Holdings Group Co. , Ltd.			Total Thailand		3,428,662
6.875%, 04/23/21[b]	3,200,000	3,272,378
Huaneng Hong Kong Capital, Ltd.			SRI LANKA: 1.9%
3.600%[c], 10/30/22[b,d]	3,300,000	3,209,999	National Savings Bank
			5.150%, 09/10/19[b]	2,000,000	1,999,240
China Minmetals Corp.
3.750%[c], 11/13/22[b,d]	3,100,000	3,024,568	Total Sri Lanka		1,999,240
HSBC Holdings PLC
6.375%[c], 03/30/25[d]	2,500,000	2,581,250	UNITED STATES: 1.7%
CITIC Telecom International Finance, Ltd.			Sprint Communications, Inc.
6.100%, 03/05/25[b]	2,300,000	2,367,786	6.000%, 11/15/22	1,863,000	1,877,531
CIFI Holdings Group Co. , Ltd.			Total United States		1,877,531
7.750%, 09/20/20[b]	CNY 12,000,000	1,847,344
CIFI Holdings Group Co. , Ltd.
5.500%, 01/23/23[b]	1,200,000	1,164,403	TOTAL NON-CONVERTIBLE CORPORATE BONDS		71,198,593
Franshion Brilliant, Ltd.			(Cost $69,025,177)
5.200%, 03/08/21[b]	CNY 7,000,000	1,061,995
Total China/Hong Kong		36,463,419
			FOREIGN GOVERNMENT OBLIGATIONS: 16.5%

INDONESIA: 9.5%			INDONESIA: 6.4%
PB International BV			Indonesia Government Bond
7.625%, 01/26/22[b]	3,000,000	3,068,214	8.250%, 05/15/29	IDR 53,550,000,000	3,928,254
PT Perusahaan Listrik Negara			Indonesia Government Bond
5.250%, 05/15/47[b]	2,700,000	2,679,163	9.000%, 03/15/29	IDR 38,000,000,000	2,896,451
Modernland Overseas Pte, Ltd.			Total Indonesia		6,824,705
6.950%, 04/13/24[b]	1,900,000	1,846,240
Indika Energy Capital III Pte, Ltd.			VIETNAM: 6.3%
5.875%, 11/09/24[b]	1,300,000	1,234,700
			Debt and Asset Trading Corp.
Listrindo Capital BV			1.000%, 10/10/25[b]	6,969,000	4,860,877
4.950%, 09/14/26[b]	1,000,000	967,500
			Socialist Republic of Vietnam
Alam Synergy Pte, Ltd.			5.200%, 01/12/22	VND 43,000,000,000	1,934,861
6.950%, 03/27/20[e]	314,000	314,000
Alam Synergy Pte, Ltd.			Total Vietnam		6,795,738
6.950%, 03/27/20[b]	143,000	143,000
			PHILIPPINES: 3.4%
Total Indonesia		10,252,817	Republic of Philippines
			3.900%, 11/26/22	PHP 123,000,000	2,260,169
INDIA: 5.2%			Republic of Philippines
Bharti Airtel, Ltd.			6.250%, 01/14/36	PHP 70,000,000	1,438,393
4.375%, 06/10/25[b]	2,138,000	2,101,817
ICICI Bank UK PLC			Total Philippines		3,698,562
5.375%[c], 09/26/28[b]	SGD 2,750,000	2,020,157
Housing Development Finance Corp. , Ltd. , Series U-5			SOUTH KOREA: 0.4%
9.000%, 11/29/28	INR 100,000,000	1,465,537	Korea Treasury Bond
			3.500%, 03/10/24	KRW 400,000,000	380,591
Total India		5,587,511
			Total South Korea		380,591
JAPAN: 4.2%
SoftBank Group Corp.			TOTAL FOREIGN GOVERNMENT OBLIGATIONS		17,699,596
6.000%[c], 07/19/23[b,d]	4,850,000	4,534,750	(Cost $17,334,557)
Total Japan		4,534,750

PHILIPPINES: 3.3%			CONVERTIBLE CORPORATE BONDS: 15.9%
ICTSI Treasury BV			CHINA/HONG KONG: 13.1%
4.625%, 01/16/23[b]	3,500,000	3,545,500	Ctrip. com International, Ltd. , Cnv.
Total Philippines		3,545,500	1.250%, 09/15/22	5,500,000	5,579,645

				matthewsasia. com | 800.789. ASIA		1

Matthews Asia Strategic Income Fund					March 31, 2019

Schedule of Investments[a] (unaudited) (continued)
			Cnv.	Convertible
CONVERTIBLE CORPORATE BONDS (continued)			CNY	Chinese Renminbi (Yuan)

	Face Amount*	Value	HKD	Hong Kong Dollar
			IDR	Indonesian Rupiah
Zhongsheng Group Holdings, Ltd. , Cnv.
0.000%, 05/23/23[b]	HKD 38,000,000	$4,739,371	INR	Indian Rupee
Johnson Electric Holdings, Ltd. , Cnv.			KRW	Korean Won
1.000%, 04/02/21[b]	2,000,000	2,160,320
			MIBOR Mumbai Inter-Bank Offer Rate
China Mengniu Dairy Co. , Ltd. , Series 2319, Cnv.
0.000%, 06/05/22[b]	1,600,000	1,574,125	OTC	Over-the-counter
			PHP	Philippine Peso
Total China/Hong Kong		14,053,461
			SGD	Singapore Dollar
THAILAND: 2.8%			THB	Thai Baht
CP Foods Holdings, Ltd. , Cnv.			USD	U. S. Dollar
0.500%, 09/22/21[b]	2,800,000	3,027,413
			VND	Vietnamese Dong
Total Thailand		3,027,413

TOTAL CONVERTIBLE CORPORATE BONDS		17,080,874
(Cost $17,185,391)

TOTAL INVESTMENTS: 98.6%		105,979,063
(Cost $103,545,125)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.4%		1,513,017

NET ASSETS: 100.0%		$107,492,080

a Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

d Perpetual security with no stated maturity date. First call date is disclosed.

e Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2019, the aggregate value is $314,000, which is 0.29% of net assets.

* All Values in USD unless otherwise specified

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
				Unrealized
Currency			Settlement	Appreciation
Purchased	Currency Sold	Counterparty	Date	(Depreciation)
CNY 33,648,300	USD 4,900,000	Merrill Lynch & Co. , Inc.	07/10/19	$100,558

IDR 36,000,000,000	USD 2,500,000	Merrill Lynch & Co. , Inc.	08/05/19	(20,202)
SGD 8,509,410	USD 6,300,000	Merrill Lynch & Co. , Inc.	08/05/19	(6,025)
THB 149,433,600	USD 4,800,000	Merrill Lynch & Co. , Inc.	08/05/19	(75,474)
KRW 10,075,320,000	USD 9,000,000	Merrill Lynch & Co. , Inc.	08/05/19	(109,767)
				(211,468)
Net Unrealized Depreciation				($110,910)

2 MATTHEWS ASIA FUNDS

Matthews Asia Strategic Income Fund								March 31, 2019

Schedule of Investments[a] (unaudited) (continued)
OTC INTEREST RATE SWAPS
								Upfront
Paid by Fund		Received by Fund				Notional		Premium
					Termination	Amount		Paid	Unrealized
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)	Value	(Received)	Appreciation
INR-MIBOR	Semi-annual	6.3475%	Semi-annual	Bank of America N. A.	01/17/2024	INR 330,000	$114,852	—	$114,852

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA 3

Matthews Asia Credit Opportunities Fund				March 31, 2019

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 68.6%

	Face Amount*	Value		Face Amount*	Value
CHINA/HONG KONG: 29.5%			ICTSI Treasury BV
Wanda Properties International Co. , Ltd.			5.875%, 09/17/25[b]	800,000	$836,905
7.250%, 01/29/24[b]	2,200,000	$2,223,542
			Total Philippines		2,153,805
KWG Group Holdings, Ltd.
6.000%, 09/15/22[b]	1,900,000	1,869,134
			JAPAN: 3.6%
Standard Chartered PLC			SoftBank Group Corp.
6.500%[c], 04/02/20[b,d]	1,850,000	1,860,638	6.000%[c], 07/19/23[b,d]	2,000,000	1,870,000
Chinalco Capital Holdings, Ltd.
4.000%, 08/25/21[b]	1,543,000	1,534,827	Total Japan		1,870,000
Huaneng Hong Kong Capital, Ltd.
3.600%[c], 10/30/22[b,d]	1,400,000	1,361,818	SINGAPORE: 2.9%
HSBC Holdings PLC			Olam International, Ltd.
			4.500%, 04/12/21[b]	1,500,000	1,503,927
6.375%[c], 03/30/25[d]	1,100,000	1,135,750
CIFI Holdings Group Co. , Ltd.			Total Singapore		1,503,927
6.875%, 04/23/21[b]	1,000,000	1,022,618
Shimao Property Holdings, Ltd.			THAILAND: 2.6%
4.750%, 07/03/22[b]	800,000	795,411	Krung Thai Bank Public Co. , Ltd.
Shimao Property Holdings, Ltd.			5.200%[c], 12/26/24[b]	1,300,000	1,310,959
5.200%, 01/30/25[b]	800,000	781,050
			Total Thailand		1,310,959
China Minmetals Corp.
3.750%[c], 11/13/22[b,d]	800,000	780,534	UNITED STATES: 0.8%
CIFI Holdings Group Co. , Ltd.			Sprint Communications, Inc.
5.500%, 01/23/23[b]	600,000	582,202
			6.000%, 11/15/22	420,000	423,276
CITIC Telecom International Finance, Ltd.
6.100%, 03/05/25[b]	462,000	475,616	Total United States		423,276
CIFI Holdings Group Co. , Ltd.
5.500%, 01/23/22[b]	395,000	388,373	TOTAL NON-CONVERTIBLE CORPORATE BONDS		35,294,998
KWG Group Holdings, Ltd.			(Cost $34,560,742)
5.875%, 11/10/24[b]	400,000	372,305
Total China/Hong Kong		15,183,818
			CONVERTIBLE CORPORATE BONDS: 12.9%

INDONESIA: 20.2%			CHINA/HONG KONG: 11.2%
PB International BV			Zhongsheng Group Holdings, Ltd. , Cnv.
7.625%, 01/26/22[b]	2,100,000	2,147,750	0.000%, 05/23/23[b]	HKD 17,000,000	2,120,245
PT Perusahaan Listrik Negara			Ctrip. com International, Ltd. , Cnv.
5.250%, 05/15/47[b]	2,100,000	2,083,794	1.250%, 09/15/22	1,850,000	1,876,790
Indo Energy Finance II BV			China Mengniu Dairy Co. , Ltd. , Series 2319, Cnv.
6.375%, 01/24/23[b]	1,500,000	1,498,042	0.000%, 06/05/22[b]	1,000,000	983,828
TBG Global Pte, Ltd.			Johnson Electric Holdings, Ltd. , Cnv.
5.250%, 02/10/22[b]	1,400,000	1,401,896	1.000%, 04/02/21[b]	750,000	810,120
Modernland Overseas Pte, Ltd.			Total China/Hong Kong		5,790,983
6.950%, 04/13/24[b]	1,400,000	1,360,387
Listrindo Capital BV			THAILAND: 1.7%
4.950%, 09/14/26[b]	1,000,000	967,500
			CP Foods Holdings, Ltd. , Cnv.
Indika Energy Capital III Pte, Ltd.			0.500%, 09/22/21[b]	800,000	864,975
5.875%, 11/09/24[b]	700,000	664,838
			Total Thailand		864,975
Alam Synergy Pte, Ltd.
6.950%, 03/27/20[b]	257,000	257,000
			TOTAL CONVERTIBLE CORPORATE BONDS		6,655,958
Total Indonesia		10,381,207
			(Cost $6,672,614)
INDIA: 4.8%
Power Finance Corp. , Ltd.
			FOREIGN GOVERNMENT OBLIGATIONS: 10.2%
6.150%, 12/06/28[b]	1,250,000	1,386,622
Bharti Airtel, Ltd.			VIETNAM: 7.2%
4.375%, 06/10/25[b]	1,100,000	1,081,384	Debt and Asset Trading Corp.
			1.000%, 10/10/25[b]	2,700,000	1,883,250
Total India		2,468,006
			Socialist Republic of Vietnam
PHILIPPINES: 4.2%			5.500%, 03/12/28	1,410,000	1,396,774
ICTSI Treasury BV
4.625%, 01/16/23[b]	1,300,000	1,316,900

4 MATTHEWS ASIA FUNDS

Matthews Asia Credit Opportunities Fund			March 31, 2019

Schedule of Investments[a] (unaudited) (continued)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Face Amount*		Value
Socialist Republic of Vietnam
4.800%, 11/19/24[b]	400,000	$418,531
Total Vietnam		3,698,555
SRI LANKA: 3.0%
Sri Lanka Government Bond
6.125%, 06/03/25[b]	900,000	875,278
Sri Lanka Government Bond
6.850%, 11/03/25[b]	650,000	654,422
Total Sri Lanka		1,529,700
TOTAL FOREIGN GOVERNMENT OBLIGATIONS		5,228,255
(Cost $5,255,479)
TOTAL INVESTMENTS: 91.7%		47,179,211
(Cost $46,488,835)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 8.3%		4,258,572

NET ASSETS: 100.0%		$51,437,783

a Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

d Perpetual security with no stated maturity date. First call date is disclosed.

* All Values in USD unless otherwise specified

Cnv. Convertible

HKD Hong Kong Dollar

USD U.S. Dollar

See accompanying notes to schedules of investments.

matthewsasia.com | 800.789.ASIA 5

Matthews Asian Growth and Income Fund				March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 80.4%

	Shares	Value		Shares	Value
CHINA/HONG KONG: 30.7%			Cognizant Technology Solutions Corp.
AIA Group, Ltd.	5,266,600	$52,664,790	Class A	349,400	$25,314,030
Tencent Holdings, Ltd.	856,600	39,393,148	Total United States		56,106,734
CK Hutchison Holdings, Ltd.	2,454,172	25,806,496
Zhejiang Supor Co. , Ltd. A Shares	2,231,470	24,884,856	INDIA: 3.0%
NetEase, Inc. ADR	100,500	24,265,725	Housing Development Finance Corp. , Ltd.	979,513	27,821,046
Inner Mongolia Yili Industrial Group Co. , Ltd.			Bharti Infratel, Ltd.	3,801,128	17,191,187
A Shares	5,577,475	24,079,576
Jiangsu Yanghe Brewery Joint-Stock Co. , Ltd.			Total India		45,012,233
A Shares	1,223,883	23,730,626
HKT Trust & HKT, Ltd.	14,620,000	23,503,895	FRANCE: 2.8%
CK Asset Holdings, Ltd.	2,590,172	23,067,546	Pernod Ricard SA	128,913	23,147,820
Techtronic Industries Co. , Ltd.	3,370,500	22,699,141	LVMH Moet Hennessy Louis Vuitton SE	51,856	19,100,404
Jiangsu Expressway Co. , Ltd. H Shares	15,674,000	22,178,486	Total France		42,248,224
Jardine Matheson Holdings, Ltd.	353,100	22,043,903
Pacific Textiles Holdings, Ltd.	24,255,000	21,818,466	JAPAN: 2.4%
Midea Group Co. , Ltd. A Shares	2,994,701	21,697,491	Kao Corp.	294,300	23,228,115
CLP Holdings, Ltd.	1,801,200	20,891,392	KDDI Corp.	618,000	13,310,051
HSBC Holdings PLC ADR	491,833	19,958,583	Total Japan		36,538,166
Shanghai International Airport Co. , Ltd. A
Shares	2,103,600	19,361,213	INDONESIA: 1.8%
Minth Group, Ltd.	5,740,000	18,099,080	PT Bank Rakyat Indonesia Persero	92,368,500	26,820,156
China Mobile, Ltd. ADR	284,200	14,491,358
			Total Indonesia		26,820,156
Total China/Hong Kong		464,635,771
			UNITED KINGDOM: 1.7%
SINGAPORE: 9.1%			Prudential PLC	1,313,572	26,331,314
United Overseas Bank, Ltd.	1,740,700	32,476,944
Ascendas, REIT	13,386,800	28,773,387	Total United Kingdom		26,331,314
Singapore Technologies Engineering, Ltd.	9,728,125	26,902,104
Singapore Telecommunications, Ltd.	11,375,800	25,398,919	VIETNAM: 1.4%
Venture Corp. , Ltd.	1,894,900	25,176,084	Vietnam Dairy Products JSC	3,567,383	20,737,349
Total Singapore		138,727,438	Total Vietnam		20,737,349

SOUTH KOREA: 7.9%			THAILAND: 1.3%
Samsung Electronics Co. , Ltd.	865,909	34,153,989	Kasikornbank Public Co. , Ltd.	3,451,600	20,417,915
Macquarie Korea Infrastructure Fund	2,862,946	26,861,400	Total Thailand		20,417,915
Orange Life Insurance, Ltd.[b,c]	725,855	23,040,978
Coway Co. , Ltd.	269,756	22,457,882	PHILIPPINES: 1.3%
KT&G Corp.	142,105	12,958,111	Bank of the Philippine Islands	12,057,554	19,353,565
Total South Korea		119,472,360	Total Philippines		19,353,565

TAIWAN: 7.3%			MALAYSIA: 1.0%
Taiwan Semiconductor Manufacturing Co. ,			Genting Malaysia BHD	19,518,500	15,331,611
Ltd.	7,386,187	59,156,407	Total Malaysia		15,331,611
Advantech Co. , Ltd.	3,667,000	30,515,835
Taiwan Secom Co. , Ltd.	7,519,000	21,137,339	TOTAL COMMON EQUITIES	1,218,916,113
Total Taiwan		110,809,581	(Cost $1,076,007,497)

AUSTRALIA: 5.0%
Macquarie Group, Ltd.	251,790	23,188,885	CONVERTIBLE CORPORATE BONDS: 15.3%
Orora, Ltd.	9,882,887	20,977,236
				Face Amount*	Value
Domino’s Pizza Enterprises, Ltd.	541,502	16,697,677
CSL, Ltd.	111,781	15,509,898	CHINA/HONG KONG: 8.0%
Total Australia		76,373,696	Johnson Electric Holdings, Ltd. , Cnv.
			1.000%, 04/02/21[c]	21,250,000	22,953,400
UNITED STATES: 3.7%			China Overseas Finance Investment Cayman V, Ltd. , Cnv.
Broadcom, Inc.	102,400	30,792,704	0.000%, 01/05/23[c]	20,800,000	22,802,000
			Zhongsheng Group Holdings, Ltd. , Cnv.
			0.000%, 05/23/23[c]	HKD 175,000,000	21,826,050

6 MATTHEWS ASIA FUNDS

Matthews Asian Growth and Income Fund				March 31, 2019

Schedule of Investments[a] (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value		Value
Harvest International Co. , Cnv.			TOTAL INVESTMENTS: 97.7%	$1,480,245,918
0.000%, 11/21/22[c]	HKD 150,000,000	$19,433,340	(Cost $1,318,421,716)
China Mengniu Dairy Co. , Ltd. , Series 2319, Cnv.
0.000%, 06/05/22[c]	17,000,000	16,725,076	CASH AND OTHER ASSETS,
Huazhu Group, Ltd. , Cnv.			LESS LIABILITIES: 2.3%	35,480,217
0.375%, 11/01/22	14,521,000	16,670,050

Total China/Hong Kong		120,409,916	NET ASSETS: 100.0%	$1,515,726,135

THAILAND: 2.9%			a	Certain securities were fair valued under the valuation policies approved by the Board
Bangkok Dusit Medical Services Public Co. , Ltd. , Cnv.				of Trustees (Note A) .
0.000%, 09/18/19[c]	THB 623,000,000	23,016,861
			b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as
CP Foods Holdings, Ltd. , Cnv.				amended. The security may be resold in transactions exempt from registration
0.500%, 09/22/21[c]	19,200,000	20,759,405		normally to qualified institutional buyers. The security has been determined to be
				liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
Total Thailand		43,776,266		March 31, 2019, the aggregate value is $23,040,978, which is 1.52% of net assets.
			c	The securities may be resold to qualified foreign investors and foreign institutional
SOUTH KOREA: 2.6%				buyers under Regulation S of the Securities Act of 1933.
LG Chem, Ltd. , Cnv.
			*	All Values in USD unless otherwise specified
0.000%, 04/16/21[c]	20,600,000	20,535,604
Lotte Shopping Co. , Ltd. , Cnv.			ADR	American Depositary Receipt
0.000%, 04/04/23[c]	KRW 22,600,000,000	19,093,685
			BHD	Berhad
Total South Korea		39,629,289	Cnv.	Convertible
			HKD	Hong Kong Dollar
SINGAPORE: 1.8%
			JSC	Joint Stock Co.
CapitaLand, Ltd. , Cnv.
1.950%, 10/17/23[c]	SGD 37,250,000	27,279,561	KRW	Korean Won
			Pfd.	Preferred
Total Singapore		27,279,561
			REIT	Real Estate Investment Trust
TOTAL CONVERTIBLE CORPORATE BONDS		231,095,032	SGD	Singapore Dollar
(Cost $230,837,175)			THB	Thai Baht
			USD	U. S. Dollar

PREFERRED EQUITIES: 2.0%

	Shares	Value
			See accompanying notes to schedules of investments.
SOUTH KOREA: 2.0%
LG Household & Health Care, Ltd. , Pfd.	41,042	30,234,773
Total South Korea		30,234,773

TOTAL PREFERRED EQUITIES		30,234,773
(Cost $11,577,044)

				matthewsasia. com | 800.789. ASIA	7

Matthews Asia Dividend Fund					March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 95.6%

	Shares	Value		Shares	Value
CHINA/HONG KONG: 38.1%			Woori Financial Group, Inc.	5,472,430	$66,290,117
Shenzhou International Group Holdings,			Total South Korea		523,845,184
Ltd.	18,075,100	$242,842,880
Minth Group, Ltd.†	69,311,000	218,547,963
			TAIWAN: 4.3%
China Mobile, Ltd.	12,763,500	130,242,992	Taiwan Semiconductor Manufacturing Co. ,
WH Group, Ltd.[b,c]	119,822,000	128,164,824
			Ltd.	13,740,469	110,048,227
China Construction Bank Corp. H Shares	139,826,000	120,022,255	Taiwan Semiconductor Manufacturing Co. ,
China Petroleum & Chemical Corp. H			Ltd. ADR	2,362,340	96,761,446
Shares	146,298,000	116,111,722	China Steel Chemical Corp.†	15,589,000	68,123,807
Chongqing Brewery Co. , Ltd. A Shares	21,070,370	110,685,721
China Merchants Bank Co. , Ltd. H Shares	21,998,000	107,168,468	Total Taiwan		274,933,480
China Gas Holdings, Ltd.	28,746,800	101,272,641
Beijing Capital International Airport Co. ,			SINGAPORE: 3.7%
Ltd. H Shares†	98,856,000	93,894,203	United Overseas Bank, Ltd.	6,954,100	129,745,454
Huaneng Power International, Inc. H			CapitaLand Retail China Trust, REIT	49,800,000	57,733,643
			Ascendas India Trust†	57,863,800	50,903,190
Shares	156,780,000	91,113,207
HKBN, Ltd.†	56,401,123	89,878,988	Total Singapore		238,382,287
China Resources Power Holdings Co. , Ltd.	58,642,000	88,197,226
Sun Art Retail Group, Ltd.	88,093,500	85,941,850	INDIA: 2.8%
Hua Hong Semiconductor, Ltd.[b,c]	33,937,000	79,784,195	ITC, Ltd.	24,818,730	106,448,763
Yuexiu Transport Infrastructure, Ltd.†	97,328,000	79,262,779	Minda Industries, Ltd.†	14,660,782	69,063,464
Fuyao Glass Industry Group Co. , Ltd. H			Total India		175,512,227
Shares[b,c]	23,075,200	77,602,892
China Education Group Holdings, Ltd.[c]	48,139,000	73,456,645
			AUSTRALIA: 2.2%
Far East Horizon, Ltd.	61,980,000	65,691,323	Breville Group, Ltd.†	12,185,538	141,017,187
Crystal International Group, Ltd.[b,c]	118,408,500	62,222,600
Dairy Farm International Holdings, Ltd.	7,158,000	60,090,293	Total Australia		141,017,187
Shanghai Jin Jiang International Hotels
Group Co. , Ltd. H Shares†	173,612,000	46,948,987	INDONESIA: 1.9%
Café de Coral Holdings, Ltd.	17,330,000	44,133,643	PT United Tractors	46,212,800	87,951,271
			PT Cikarang Listrindo[b,c]	477,480,200	31,674,339
Fanhua, Inc. ADR	1,651,300	43,363,138
Huaneng Lancang River Hydropower, Inc.			Total Indonesia		119,625,610
A Shares	63,560,366	38,683,637
China Mobile, Ltd. ADR	458,000	23,353,420	THAILAND: 1.9%
China Petroleum & Chemical Corp. ADR	79,100	6,288,450	Thai Beverage Public Co. , Ltd.	189,041,400	117,973,551
Total China/Hong Kong		2,424,966,942	Total Thailand		117,973,551

JAPAN: 28.5%			PHILIPPINES: 1.4%
Kao Corp.	2,186,100	172,541,568	Globe Telecom, Inc.	2,442,785	90,156,491
NTT DoCoMo, Inc.	7,671,500	170,028,325	Total Philippines		90,156,491
Anritsu Corp.†	8,806,500	163,810,378
Hoya Corp.	2,362,400	156,478,919	VIETNAM: 1.4%
MISUMI Group, Inc.	5,869,600	146,547,362	Vietnam Dairy Products JSC	15,017,385	87,296,699
Japan Tobacco, Inc.	5,369,600	132,993,317
Pigeon Corp.	3,077,300	126,257,824	Total Vietnam		87,296,699
Nitori Holdings Co. , Ltd.	937,100	121,162,749
Rohm Co. , Ltd.	1,796,900	112,584,805	BANGLADESH: 1.2%
Fuji Seal International, Inc.	2,621,000	94,952,953	GrameenPhone, Ltd.	16,109,639	77,834,667
Eiken Chemical Co. , Ltd.†	3,493,200	82,358,992	Total Bangladesh		77,834,667
Nifco, Inc.	2,943,300	75,144,058
Outsourcing, Inc.	5,932,400	73,654,731	TOTAL COMMON EQUITIES		6,089,815,490
BELLSYSTEM24 Holdings, Inc.†	5,762,500	71,475,014
			(Cost $5,234,411,122)
KATITAS Co. , Ltd.	1,952,900	67,242,021
Mitsubishi Pencil Co. , Ltd.	2,628,400	51,038,149
Total Japan		1,818,271,165

SOUTH KOREA: 8.2%
Hyundai Mobis Co. , Ltd.	1,033,075	189,976,623
BGF Retail Co. , Ltd.†	961,660	185,113,831
Samsung Fire & Marine Insurance Co. , Ltd.	310,982	82,464,613

8 MATTHEWS ASIA FUNDS

Matthews Asia Dividend Fund				March 31, 2019

Schedule of Investments[a] (unaudited) (continued)
			a	Certain securities were fair valued under the valuation policies approved by the Board
				of Trustees (Note A) .
PREFERRED EQUITIES: 2.0%
			b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as
	Shares	Value		amended. The security may be resold in transactions exempt from registration
				normally to qualified institutional buyers. The security has been determined to be
SOUTH KOREA: 2.0%				liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
LG Chem, Ltd. , Pfd.	697,502	$128,111,733		March 31, 2019, the aggregate value is $379,448,850, which is 5.96% of net assets.
Total South Korea		128,111,733	c	The securities may be resold to qualified foreign investors and foreign institutional
				buyers under Regulation S of the Securities Act of 1933.

TOTAL PREFERRED EQUITIES		128,111,733	†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of
				5% or more of the outstanding voting securities of this issuer)
(Cost $70,412,859)
			ADR	American Depositary Receipt

TOTAL INVESTMENTS: 97.6%		6,217,927,223	JSC	Joint Stock Co.
(Cost $5,304,823,981)			Pfd.	Preferred
			REIT	Real Estate Investment Trust
CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.4%		152,475,558

			See accompanying notes to schedules of investments.
NET ASSETS: 100.0%		$6,370,402,781

				matthewsasia. com | 800.789. ASIA	9

	Matthews China Dividend Fund				March 31, 2019

	Schedule of Investments[a] (unaudited)

	COMMON EQUITIES: 93.8%

		Shares	Value		Shares	Value
	CONSUMER DISCRETIONARY: 18.9%			Fanhua, Inc. ADR	108,200	$2,841,332
	Textiles, Apparel & Luxury Goods: 7.2%					10,125,399
	JNBY Design, Ltd.[b]	3,519,000	$7,085,282
				Total Financials		41,679,778
	Nan Liu Enterprise Co. , Ltd.	1,012,000	5,437,821
	Lao Feng Xiang Co. , Ltd. B Shares	1,510,663	5,279,412	CONSUMER STAPLES: 11.3%
	Pacific Textiles Holdings, Ltd.	5,808,000	5,224,558	Food Products: 6.3%
	Crystal International Group, Ltd.[b,c]	5,330,500	2,801,130
				WH Group, Ltd.[b,c]	8,157,000	8,724,946
			25,828,203	Inner Mongolia Yili Industrial Group Co. , Ltd.
				A Shares	1,650,611	7,126,166
	Diversified Consumer Services: 4.5%			Nissin Foods Co. , Ltd.	11,863,000	6,848,847
	New Oriental Education & Technology Group,					22,699,959
	Inc. ADR[d]	97,600	8,792,784
	Hope Education Group Co. , Ltd.[b,c,d]	47,640,000	7,189,820
				Beverages: 3.1%
			15,982,604	Wuliangye Yibin Co. , Ltd. A Shares	657,349	9,276,007
				Anhui Gujing Distillery Co. , Ltd. B Shares	252,873	1,955,416
	Household Durables: 3.6%					11,231,423
	Midea Group Co. , Ltd. A Shares	1,001,269	7,257,728
	Guangzhou Shangpin Home Collection Co. ,			Food & Staples Retailing: 1.9%
	Ltd. A Shares	434,220	5,696,652	Sun Art Retail Group, Ltd.	6,749,000	6,584,158
			12,954,380	Total Consumer Staples		40,515,540

	Hotels, Restaurants & Leisure: 3.6%			INDUSTRIALS: 8.8%
	Shanghai Jin Jiang International Hotels Group			Machinery: 4.3%
	Co. , Ltd. H Shares	18,324,000	4,955,264	Yangzijiang Shipbuilding Holdings, Ltd.	7,306,900	8,114,015
	Haichang Ocean Park Holdings, Ltd.[b,c,d]	13,726,000	3,081,737
				Shanghai Mechanical and Electrical Industry
	Melco Resorts & Entertainment, Ltd. ADR	128,065	2,892,988	Co. , Ltd. B Shares	3,841,163	7,198,870
	Café de Coral Holdings, Ltd.	794,000	2,022,049
						15,312,885
			12,952,038
	Total Consumer Discretionary		67,717,225	Transportation Infrastructure: 2.5%
				Guangdong Provincial Expressway
	COMMUNICATION SERVICES: 13.3%			Development Co. , Ltd. B Shares	9,755,290	9,025,772
	Diversified Telecommunication Services: 5.5%
	CITIC Telecom International Holdings, Ltd.	23,384,000	10,521,097	Marine: 2.0%
	HKBN, Ltd.	5,705,957	9,092,827	SITC International Holdings Co. , Ltd.	6,956,000	7,142,130
			19,613,924	Total Industrials		31,480,787

	Interactive Media & Services: 5.0%			REAL ESTATE: 7.1%
	Tencent Holdings, Ltd.	388,200	17,852,463	Real Estate Management & Development: 5.1%
				China Jinmao Holdings Group, Ltd.	11,724,000	7,666,265
	Wireless Telecommunication Services: 2.8%			China Overseas Property Holdings, Ltd.	15,540,000	7,481,635
	China Mobile, Ltd. ADR	198,930	10,143,441	Shanghai Lujiazui Finance & Trade Zone
	Total Communication Services		47,609,828	Development Co. , Ltd. B Shares	2,118,600	3,107,372
						18,255,272
	FINANCIALS: 11.6%
	Banks: 4.9%			Equity REITs: 2.0%
	China Merchants Bank Co. , Ltd. H Shares	2,257,000	10,995,510	CapitaLand Retail China Trust, REIT	6,302,400	7,306,436
	HSBC Holdings PLC	828,400	6,744,599	Total Real Estate		25,561,708
			17,740,109
				INFORMATION TECHNOLOGY: 5.9%
	Capital Markets: 3.9%			IT Services: 2.2%
	China Everbright, Ltd.	3,528,000	7,006,100	SUNeVision Holdings, Ltd.	9,201,000	7,853,107
	China International Capital Corp. , Ltd. H
	Shares[b,c]	2,932,800	6,808,170	Software: 1.9%
				Shanghai Baosight Software Co. , Ltd. B Shares	3,037,618	6,733,297
			13,814,270
				Semiconductors & Semiconductor Equipment: 1.8%
	Insurance: 2.8%			Hua Hong Semiconductor, Ltd.[b,c]	2,840,000	6,676,698
	Ping An Insurance Group Co. of China, Ltd. H
	Shares	647,000	7,284,067	Total Information Technology		21,263,102

10	MATTHEWS ASIA FUNDS

Matthews China Dividend Fund					March 31, 2019

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value			Shares	Value
HEALTH CARE: 5.0%			ENERGY: 3.5%
Health Care Providers & Services: 1.9%			Oil, Gas & Consumable Fuels: 3.5%
Genertec Universal Medical Group Co. , Ltd.[b,c]	7,538,500	$6,864,225	China Petroleum & Chemical Corp. H Shares		10,234,000	$8,122,376
			Sinopec Kantons Holdings, Ltd.		10,032,000	4,570,018
Pharmaceuticals: 1.4%			Total Energy			12,692,394
Tianjin ZhongXin Pharmaceutical Group
Corp. , Ltd. S Shares	5,698,300	5,223,142	TOTAL INVESTMENTS: 93.8%			336,337,175
			(Cost $297,270,134)
Biotechnology: 0.9%
Shanghai Haohai Biological Technology Co. ,
Ltd. H Shares[b,c]	491,400	3,106,362	CASH AND OTHER ASSETS,
			LESS LIABILITIES: 6.2%			22,420,745
Life Sciences Tools & Services: 0.8%
BBI Life Sciences Corp.[b]	8,710,500	2,740,774	NET ASSETS: 100.0%			$358,757,920
Total Health Care		17,934,503
			a	Certain securities were fair valued under the valuation policies approved by the Board
MATERIALS: 4.5%				of Trustees (Note A) .
Containers & Packaging: 3.1%			b	The securities may be resold to qualified foreign investors and foreign institutional
Greatview Aseptic Packaging Co. , Ltd.	11,269,000	6,894,624		buyers under Regulation S of the Securities Act of 1933.
CPMC Holdings, Ltd.	10,044,000	4,037,016	c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as
				amended. The security may be resold in transactions exempt from registration
		10,931,640
				normally to qualified institutional buyers. The security has been determined to be
				liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
Construction Materials: 1.4%				March 31, 2019, the aggregate value is $45,253,088, which is 12.61% of net assets.
Huaxin Cement Co. , Ltd. B Shares	2,517,297	5,101,066	d	Non-income producing security.
Total Materials		16,032,706
			ADR	American Depositary Receipt

UTILITIES: 3.9%			REIT	Real Estate Investment Trust
Independent Power and Renewable Electricity Producers: 2.0%
Huaneng Lancang River Hydropower, Inc. A
Shares	11,862,042	7,226,517
			See accompanying notes to schedules of investments.

Gas Utilities: 1.9%
China Gas Holdings, Ltd.	1,880,000	6,623,087
Total Utilities		13,849,604

				matthewsasia. com | 800.789. ASIA 11

	Matthews Asia Value Fund					March 31, 2019

	Schedule of Investments[a] (unaudited)

	COMMON EQUITIES: 73.8%

		Shares	Value			Shares	Value
	CHINA/HONG KONG: 36.1%			INDONESIA: 1.4%
	Naspers, Ltd. N Shares	8,200	$1,910,942	PT Mitra Pinasthika Mustika[c]		5,666,000	$428,240
	China National Accord Medicines Corp. , Ltd. B			Total Indonesia			428,240
	Shares	462,107	1,796,884
	CK Hutchison Holdings, Ltd.	120,000	1,261,843	UNITED STATES: 1.2%
	Clear Media, Ltd.	1,393,000	1,224,428	Cognizant Technology Solutions Corp. Class A		5,100	369,495
	Anhui Gujing Distillery Co. , Ltd. B Shares	116,800	903,191
	Huifu Payment, Ltd.[b,c,d]	1,770,400	880,705	Total United States			369,495
	China Isotope & Radiation Corp.	303,000	771,943
	China Mobile, Ltd.	65,500	668,384	INDIA: 0.6%
	Nissin Foods Co. , Ltd.	783,000	452,048	Wipro, Ltd.		48,962	180,186
	Shandong Weigao Group Medical Polymer Co. ,			Total India			180,186
	Ltd. H Shares	296,000	283,054
	Huangshan Tourism Development Co. , Ltd. B			TOTAL COMMON EQUITIES			22,135,396
	Shares	204,887	263,277
				(Cost $21,387,986)
	Goldlion Holdings, Ltd.	496,000	206,615
	COSCO SHIPPING International Hong Kong Co. ,
	Ltd.	568,000	205,763	PREFERRED EQUITIES: 9.2%
	Total China/Hong Kong		10,829,077
				SOUTH KOREA: 9.2%
				Samsung SDI Co. , Ltd. , Pfd.		13,529	1,041,917
	SOUTH KOREA: 14.4%
				Samsung Fire & Marine Insurance Co. , Ltd. , Pfd.		4,018	722,259
	Shinyoung Securities Co. , Ltd.	16,095	816,321
				Hyundai Motor Co. , Ltd. , 2nd Pfd.		8,095	544,747
	NAVER Corp.	6,647	727,463
				Samsung Electronics Co. , Ltd. , Pfd.		14,134	452,573
	Geumhwa PSC Co. , Ltd.	25,085	699,945
	Hyundai Greenfood Co. , Ltd.	55,158	695,216	Total South Korea			2,761,496
	DGB Financial Group, Inc.	91,987	662,630
	Young Poong Corp.	697	491,234	TOTAL PREFERRED EQUITIES			2,761,496
	Samho Development Co. , Ltd.	47,573	214,491	(Cost $2,848,130)
	Total South Korea		4,307,300
				TOTAL INVESTMENTS: 83.0%			24,896,892
	JAPAN: 10.4%			(Cost $24,236,116)
	YAMADA Consulting Group Co. , Ltd.	31,300	652,250
	Honma Golf, Ltd.[b,d]	491,500	519,863	CASH AND OTHER ASSETS,
	Asante, Inc.	25,800	508,404	LESS LIABILITIES: 17.0%			5,109,050
	Gakujo Co. , Ltd.	39,900	444,668
	Medikit Co. , Ltd.	7,400	367,229
				NET ASSETS: 100.0%			$30,005,942
	Ohashi Technica, Inc.	27,300	343,615
	San-A Co. , Ltd.	7,100	284,331
				a	Certain securities were fair valued under the valuation policies approved by the Board
	Total Japan		3,120,360		of Trustees (Note A) .
				b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as
	SINGAPORE: 5.6%			amended. The security may be resold in transactions exempt from registration
	Straits Trading Co. , Ltd.	509,100	856,482	normally to qualified institutional buyers. The security has been determined to be
				liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
	Haw Par Corp. , Ltd.	84,200	829,419
				March 31, 2019, the aggregate value is $1,400,568, which is 4.67% of net assets.
	Total Singapore		1,685,901	c	Non-income producing security.
				d	The securities may be resold to qualified foreign investors and foreign institutional
	MALAYSIA: 2.6%				buyers under Regulation S of the Securities Act of 1933.
	Genting BHD	243,700	396,886
	MPHB Capital BHD[c]	1,436,600	373,290	BHD	Berhad
				Pfd.	Preferred
	Total Malaysia		770,176

	TAIWAN: 1.5%
	P-Duke Technology Co. , Ltd.	145,000	444,661	See accompanying notes to schedules of investments.
	Total Taiwan		444,661

12	MATTHEWS ASIA FUNDS

Matthews Asia Growth Fund					March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 93.7%

	Shares	Value		Shares	Value
JAPAN: 37.4%			ITC, Ltd.	2,925,894	$12,549,304
Terumo Corp.	1,041,400	$31,872,770	PC Jeweller, Ltd.	3,698,554	4,383,488
M3, Inc.	1,843,300	31,022,145	Total India		55,455,642
SoftBank Group Corp.	306,900	29,915,604
Nidec Corp.	218,500	27,822,679	AUSTRALIA: 4.3%
Keyence Corp.	43,800	27,383,542	CSL, Ltd.	240,892	33,424,378
Sony Corp.	577,800	24,395,418	Oil Search, Ltd.	2,481,915	13,808,757
TechnoPro Holdings, Inc.	399,800	23,954,150
Pigeon Corp.	544,900	22,356,575	Total Australia		47,233,135
Seria Co. , Ltd.	633,000	21,839,774
PeptiDream, Inc.[b]	411,000	20,241,811	BANGLADESH: 3.8%
Nitori Holdings Co. , Ltd.	133,400	17,248,010	Square Pharmaceuticals, Ltd.	8,767,712	27,867,499
			BRAC Bank, Ltd.[b]	15,589,353	14,286,390
Mercari, Inc.[b]	531,300	16,379,679
Sysmex Corp.	264,100	15,998,271	Total Bangladesh		42,153,889
Eisai Co. , Ltd.	238,500	13,419,643
Ariake Japan Co. , Ltd.	208,300	11,172,979	SRI LANKA: 2.1%
ORIX Corp.	762,400	10,953,866	Sampath Bank PLC†	16,126,387	16,514,889
FANUC Corp.	63,400	10,842,267	Lanka Orix Leasing Co. PLC[b]	12,121,473	6,140,165
Nitto Denko Corp.	184,700	9,735,389	Total Sri Lanka		22,655,054
Sosei Group Corp.[b]	682,400	9,315,768
HEALIOS KKb	553,300	8,617,131	VIETNAM: 1.6%
SanBio Co. , Ltd.[b]	277,000	7,169,822
			Vietnam Dairy Products JSC	3,116,592	18,116,882
Japan Elevator Service Holdings Co. , Ltd.	284,700	5,803,690
			Total Vietnam		18,116,882
Kyoritsu Maintenance Co. , Ltd.	115,600	5,747,859
Link And Motivation, Inc.	685,400	4,979,764
CYBERDYNE, Inc.[b]	768,500	4,764,415	PHILIPPINES: 1.6%
			Jollibee Foods Corp.	2,007,890	12,121,522
Total Japan		412,953,021	Emperador, Inc.	37,942,500	5,332,616
			Total Philippines		17,454,138
CHINA/HONG KONG: 28.5%
Shenzhou International Group Holdings,
			THAILAND: 1.5%
Ltd.	3,155,000	42,388,108
Wuxi Biologics Cayman, Inc.[b,c,d]	3,693,000	35,974,997	Major Cineplex Group Public Co. , Ltd.	18,967,100	16,745,237
Baozun, Inc. ADR[b]	818,500	34,000,490	Total Thailand		16,745,237
Jiangsu Hengrui Medicine Co. , Ltd. A
Shares	3,123,824	30,327,641	TAIWAN: 1.1%
Huazhu Group, Ltd. ADR	686,700	28,937,538	St. Shine Optical Co. , Ltd.	630,000	12,288,663
Alibaba Group Holding, Ltd. ADR[b]	127,200	23,207,640
			Total Taiwan		12,288,663
Genscript Biotech Corp.[b]	11,934,000	22,577,005
BeiGene, Ltd. ADR[b]	169,500	22,374,000	TOTAL INVESTMENTS: 93.7%		1,035,875,309
Shenzhen Inovance Technology Co. , Ltd. A			(Cost $833,233,155)
Shares[e]	4,069,575	15,980,067
Autohome, Inc. ADR[b]	145,500	15,294,960
			CASH AND OTHER ASSETS,
Yunnan Hongxiang Yixintang			LESS LIABILITIES: 6.3%		69,490,546
Pharmaceutical Co. , Ltd. A Shares	3,201,296	12,003,493
Shanghai Haohai Biological Technology
Co. , Ltd. H Shares[c,d]	1,873,800	11,845,140	NET ASSETS: 100.0%		$1,105,365,855
Tencent Music Entertainment Group ADR[b]	654,200	11,841,020
Baidu, Inc. ADR[b]	51,600	8,506,260
Total China/Hong Kong		315,258,359

INDONESIA: 6.8%
PT Bank Rakyat Indonesia Persero	129,492,600	37,599,525
PT Ace Hardware Indonesia	82,006,700	10,256,881
PT Mayora Indah	54,105,900	9,731,980
PT Astra International	17,659,100	9,067,545
PT Indofood CBP Sukses Makmur	13,577,500	8,905,358
Total Indonesia		75,561,289

INDIA: 5.0%
HDFC Bank, Ltd.	1,148,086	38,522,850

			matthewsasia. com | 800.789. ASIA 13

Matthews Asia Growth Fund March 31, 2019

Schedule of Investmentsa (unaudited) (continued)
a Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b Non-income producing security.

c Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2019, the aggregate value is $47,820,137, which is 4.33% of net assets.

d The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

† Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of
5% or more of the outstanding voting securities of this issuer)

ADR American Depositary Receipt

JSC Joint Stock Co.

See accompanying notes to schedules of investments.

14 MATTHEWS ASIA FUNDS

Matthews Pacific Tiger Fund					March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 97.7%

	Shares	Value		Shares	Value
CHINA/HONG KONG: 39.2%			PT Telekomunikasi Indonesia Persero	589,405,600	$162,917,595
Ping An Insurance Group Co. of China,			PT Indofood CBP Sukses Makmur	181,522,600	119,059,010
Ltd. H Shares	31,734,000	$357,268,309	PT Surya Citra Media	533,163,200	62,044,127
China Resources Land, Ltd.	74,174,000	333,332,010	PT Mitra Keluarga Karyasehat[b,d]	383,065,700	52,492,004
Tencent Holdings, Ltd.	7,067,800	325,032,557	PT Telekomunikasi Indonesia Persero ADR	1,177,440	32,332,502
Inner Mongolia Yili Industrial Group Co. ,			Total Indonesia		625,115,411
Ltd. A Shares	72,177,514	311,611,247
China Resources Beer Holdings Co. , Ltd.	59,481,775	250,884,692	THAILAND: 4.8%
AIA Group, Ltd.	25,040,800	250,402,248	Central Pattana Public Co. , Ltd.	94,089,000	217,423,304
Hong Kong Exchanges & Clearing, Ltd.	6,114,000	213,614,159	The Siam Cement Public Co. , Ltd.	7,522,950	114,375,682
Alibaba Group Holding, Ltd. ADR[b]	1,088,500	198,596,825
			Kasikornbank Public Co. , Ltd.	18,431,800	109,033,183
Sinopharm Group Co. , Ltd. H Shares	46,558,400	194,119,575
Dairy Farm International Holdings, Ltd.	22,254,946	186,826,800	Total Thailand		440,832,169
China Mobile, Ltd. ADR	3,604,226	183,779,484
Yum China Holdings, Inc.	3,721,510	167,133,014	TAIWAN: 4.6%
Guotai Junan Securities Co. , Ltd. H			Delta Electronics, Inc.	33,921,182	175,265,230
Sharesc,d,†	63,100,600	140,600,664	President Chain Store Corp.	16,271,608	160,405,089
Fuyao Glass Industry Group Co. , Ltd. H			Synnex Technology International Corp.	72,350,921	87,018,628
Sharesc,d,†	37,879,200	127,389,381	Total Taiwan		422,688,947
Kweichow Moutai Co. , Ltd. A Shares	917,973	116,375,457
Baidu, Inc. ADR[b]	632,185	104,215,697	MALAYSIA: 2.6%
Wise Talent Information Technology Co. ,			Public Bank BHD	27,083,294	153,763,161
Ltd.[b,d]	15,985,600	47,142,547	IHH Healthcare BHD	47,676,300	67,501,840
Fuyao Glass Industry Group Co. , Ltd. A			IHH Healthcare BHD	11,543,000	16,458,712
Shares	12,088,815	43,716,042	Genting BHD	2,714,900	4,421,447
Tasly Pharmaceutical Group Co. , Ltd. A
			Total Malaysia		242,145,160
Shares	9,633,790	32,204,838
iQIYI, Inc. ADR[b]	1,328,600	31,780,112
			SWITZERLAND: 2.2%
Total China/Hong Kong		3,616,025,658	DKSH Holding AG†	3,574,117	206,136,070
			Total Switzerland		206,136,070
INDIA: 19.3%
Kotak Mahindra Bank, Ltd.	10,967,393	211,315,728
			PHILIPPINES: 2.2%
HDFC Bank, Ltd.	6,223,409	208,820,115
Tata Power Co. , Ltd.†	180,316,487	192,117,739	SM Prime Holdings, Inc.	164,670,771	125,202,279
			GT Capital Holdings, Inc.	4,499,704	79,881,318
Housing Development Finance Corp. , Ltd.	6,154,197	174,797,270
ITC, Ltd.	39,202,500	168,141,465	Total Philippines		205,083,597
Sun Pharmaceutical Industries, Ltd.	24,286,809	168,036,920
Titan Co. , Ltd.	9,015,327	148,625,357	VIETNAM: 2.2%
Container Corp. of India, Ltd.	17,099,987	129,640,809	Vietnam Dairy Products JSC	34,361,440	199,744,515
GAIL India, Ltd.	25,024,384	125,667,498	Total Vietnam		199,744,515
Dabur India, Ltd.	21,117,482	124,571,670
United Spirits, Ltd.[b]	6,778,030	54,143,207	UNITED STATES: 1.8%
Thermax, Ltd.	3,730,774	52,335,293	Cognizant Technology Solutions Corp.
Just Dial, Ltd.b,†	3,307,840	28,805,895	Class A	2,251,600	163,128,420
Total India		1,787,018,966	Total United States		163,128,420

SOUTH KOREA: 11.4%			JAPAN: 0.6%
NAVER Corp.	2,316,490	253,522,033	LINE Corp. ADR[b]	1,609,600	56,674,016
DB Insurance Co. , Ltd.†	3,570,463	216,096,210
			Total Japan		56,674,016
Samsung Electronics Co. , Ltd.	4,755,250	187,560,999
Cheil Worldwide, Inc.†	6,503,474	138,695,034
			TOTAL INVESTMENTS: 97.7%		9,018,840,079
Orion Holdings Corp.†	5,656,566	92,575,254
			(Cost $6,218,499,230)
E-Mart, Inc.	377,002	57,192,403
S-1 Corp.	471,910	41,782,182
Green Cross Corp.	294,695	37,621,166	CASH AND OTHER ASSETS,
			LESS LIABILITIES: 2.3%		212,500,720
Amorepacific Corp.	175,449	29,201,869
Total South Korea		1,054,247,150
			NET ASSETS: 100.0%		$9,231,340,799
INDONESIA: 6.8%
PT Bank Central Asia	100,580,000	196,270,173

			matthewsasia. com | 800.789. ASIA 15

Matthews Pacific Tiger Fund March 31, 2019

Schedule of Investmentsa (unaudited) (continued)
a Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note A).

b Non-income producing security.

c Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2019, the aggregate value is $267,990,045, which is 2.90% of net assets.

d The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

† Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of
5% or more of the outstanding voting securities of this issuer)

ADR American Depositary Receipt

BHD Berhad

JSC Joint Stock Co.

See accompanying notes to schedules of investments.

16 MATTHEWS ASIA FUNDS

Matthews Asia ESG Fund				March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 95.4%

	Shares	Value		Shares	Value
CHINA/HONG KONG: 32.5%			Merida Industry Co. , Ltd.	65,000	$363,139
Inner Mongolia Yili Industrial Group Co. , Ltd. A			Total Taiwan		3,758,698
Shares	462,700	$1,997,610
MTR Corp. , Ltd.	175,500	1,087,376	INDONESIA: 5.0%
Han’s Laser Technology Industry Group Co. ,			PT Bank Rakyat Indonesia Persero	3,706,400	1,076,192
Ltd. A Shares	162,775	1,019,450	PT Jaya Real Property	10,305,100	430,585
CSPC Pharmaceutical Group, Ltd.	546,000	1,017,275	PT Arwana Citramulia	10,223,600	362,684
Wuxi Biologics Cayman, Inc.[b,c,d]	101,500	988,752
			PT BFI Finance Indonesia	6,994,300	324,174
China Conch Venture Holdings, Ltd.	272,500	975,789
New Oriental Education & Technology Group,			Total Indonesia		2,193,635
Inc. ADR[c]	10,300	927,927
HKBN, Ltd.	512,000	815,907	BANGLADESH: 5.0%
			BRAC Bank, Ltd.[c]	946,839	867,702
Hong Kong Exchanges & Clearing, Ltd.	22,100	772,141
Haier Electronics Group Co. , Ltd.	258,000	751,160	Square Pharmaceuticals, Ltd.	212,045	673,969
Ping An Healthcare and Technology Co. ,			GrameenPhone, Ltd.	132,537	640,360
Ltd.[b,c,d]	132,100	747,257	Total Bangladesh		2,182,031
Tencent Music Entertainment Group ADR[c]	35,200	637,120
Wise Talent Information Technology Co. , Ltd.[c,d]	206,800	609,866	SOUTH KOREA: 3.7%
Guangdong Investment, Ltd.	260,000	502,014	iMarketKorea, Inc.	58,673	497,636
Contemporary Amperex Technology Co. , Ltd. A			Hanon Systems	44,231	443,073
Shares[c]	38,300	484,461	KT Skylife Co. , Ltd.	30,220	314,357
AIA Group, Ltd.	36,800	367,992	DGB Financial Group, Inc.	28,334	204,105
Beijing Urban Construction Design &			Samjin Pharmaceutical Co. , Ltd.	5,358	180,470
Development Group Co. , Ltd. H Shares[b,d]	879,000	361,680
58. com, Inc. ADR[c]	3,500	229,880	Total South Korea		1,639,641

Total China/Hong Kong		14,293,657	SINGAPORE: 3.4%
			SATS, Ltd.	164,400	621,264
INDIA: 16.6%			Delfi, Ltd.	423,000	452,573
Bandhan Bank, Ltd.[b,d]	205,001	1,555,004
			Raffles Medical Group, Ltd.	553,400	437,323
Shriram City Union Finance, Ltd.	54,056	1,443,730
			Total Singapore		1,511,160
IndusInd Bank, Ltd.	47,811	1,228,433
Mahindra & Mahindra, Ltd.	85,148	828,027
Syngene International, Ltd.[b,d]	88,506	761,323	THAILAND: 2.3%
TeamLease Services, Ltd.[c]	12,129	529,567	Total Access Communication Public Co. , Ltd.
			NVDR	609,300	1,018,123
Lupin, Ltd.	36,292	387,134
Ipca Laboratories, Ltd.	19,911	282,282	Total Thailand		1,018,123
Wipro, Ltd.	48,684	179,163
Power Grid Corp. of India, Ltd.	30,178	86,212	PHILIPPINES: 1.5%
			Puregold Price Club, Inc.	718,630	659,210
Total India		7,280,875
			Total Philippines		659,210
JAPAN: 14.8%
Unicharm Corp.	46,900	1,554,839	VIETNAM: 1.2%
Tsukui Corp.	138,700	874,041	Nam Long Investment Corp.	427,423	507,367
Sohgo Security Services Co. , Ltd.	19,000	828,746	Total Vietnam		507,367
Fuji Seal International, Inc.	22,300	807,879
UT Group Co. , Ltd.	23,500	541,359	PAKISTAN: 0.8%
LITALICO, Inc.[c]	30,100	492,661	Abbott Laboratories Pakistan, Ltd.	75,500	341,704
Koa Corp.	32,700	441,474	Total Pakistan		341,704
Bunka Shutter Co. , Ltd.	60,000	435,577
Sosei Group Corp.[c]	21,300	290,776
			TOTAL COMMON EQUITIES		41,886,532
Career Co. , Ltd.	39,700	233,079
			(Cost $37,624,831)
Total Japan		6,500,431

TAIWAN: 8.6%
Sporton International, Inc.	128,903	751,525
Poya International Co. , Ltd.	56,000	662,286
Delta Electronics, Inc.	121,000	625,187
Zhen Ding Technology Holding, Ltd.	172,000	535,057
Taiwan Semiconductor Manufacturing Co. , Ltd.	56,000	448,507
Sitronix Technology Corp.	81,000	372,997

			matthewsasia. com | 800.789. ASIA 17

	Matthews Asia ESG Fund				March 31, 2019

	Schedule of Investments[a] (unaudited) (continued)
				a	Certain securities were fair valued under the valuation policies approved by the Board
					of Trustees (Note A) .
	PREFERRED EQUITIES: 4.4%
				b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as
		Shares	Value		amended. The security may be resold in transactions exempt from registration
					normally to qualified institutional buyers. The security has been determined to be
	SOUTH KOREA: 4.4%				liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
	Samsung SDI Co. , Ltd. , Pfd.	25,111	$1,933,888		March 31, 2019, the aggregate value is $4,414,016, which is 10.05% of net assets.
	Total South Korea		1,933,888	c	Non-income producing security.
				d	The securities may be resold to qualified foreign investors and foreign institutional
	TOTAL PREFERRED EQUITIES		1,933,888		buyers under Regulation S of the Securities Act of 1933.

	(Cost $1,776,964)			ADR	American Depositary Receipt
				NVDR	Non-voting Depositary Receipt
	TOTAL INVESTMENTS: 99.8%		43,820,420	Pfd.	Preferred
	(Cost $39,401,795)

	CASH AND OTHER ASSETS,
	LESS LIABILITIES: 0.2%		96,326	See accompanying notes to schedules of investments.

	NET ASSETS: 100.0%		$43,916,746

18	MATTHEWS ASIA FUNDS

Matthews Emerging Asia Fund					March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.8%

	Shares	Value			Shares	Value
VIETNAM: 19.5%			Vakrangee, Ltd.		15,511,435	$11,278,852
Vinh Hoan Corp.	3,648,160	$14,164,155	PC Jeweller, Ltd.		6,189,535	7,335,772
Phu Nhuan Jewelry JSC	3,095,523	13,308,744	Praj Industries, Ltd.		2,525,370	5,655,234
Saigon Beer Alcohol Beverage Corp.	1,226,670	13,200,289	Shriram Transport Finance Co. , Ltd.		268,352	4,947,954
Nam Long Investment Corp.	7,913,321	9,393,408	Caplin Point Laboratories, Ltd.		489,805	2,845,429
Taisun International Holding Corp.†	2,127,000	8,707,196	Poly Medicure, Ltd.		343,725	1,089,104
Military Commercial Joint Stock Bank[b]	5,602,258	5,419,464
			Total India			49,709,957
Mobile World Investment Corp.	1,360,605	4,978,776
Vietnam National Seed Group JSC†	1,126,522	4,604,569
			SRI LANKA: 8.4%
Thien Long Group Corp.	1,717,046	4,446,820	John Keells Holdings PLC		12,234,749	10,875,332
Domesco Medical Import Export JSC	1,299,250	4,087,453	Sampath Bank PLC		8,406,406	8,608,925
Tien Phong Plastic JSC	1,861,224	3,048,031	Teejay Lanka PLC		29,116,858	5,043,604
Lix Detergent JSC	1,254,405	2,429,896	Ceylon Cold Stores PLC		1,376,891	4,511,181
Dinh Vu Port Investment & Development JSC	188,450	313,488	Lanka Orix Leasing Co. PLC[b]		7,511,241	3,804,840
Total Vietnam		88,102,289	Ceylon Tobacco Co. PLC		361,292	2,758,377
			Expolanka Holdings PLC		94,231,424	2,147,725
INDONESIA: 17.9%			Total Sri Lanka			37,749,984
PT Ramayana Lestari Sentosa	99,165,900	12,403,693
PT Gudang Garam	2,005,200	11,731,671	PHILIPPINES: 8.2%
PT Bank Mandiri Persero	22,312,800	11,708,508	Cosco Capital, Inc.		102,051,200	14,867,486
PT Kino Indonesia	57,504,900	10,014,898	Universal Robina Corp.		3,030,400	8,768,834
PT Adira Dinamika Multi Finance	12,164,900	9,311,616	Shakey’s Pizza Asia Ventures, Inc.		22,796,200	5,209,568
PT Bank Tabungan Pensiunan Nasional			Emperador, Inc.		30,712,800	4,316,520
Syariah[b]	47,530,100	7,377,097
			STI Education Systems Holdings, Inc.		296,157,000	4,004,408
PT Hexindo Adiperkasa	22,802,000	4,883,855
PT Mayora Indah	21,437,800	3,855,998	Total Philippines			37,166,816
PT BFI Finance Indonesia	73,579,500	3,410,286
PT Matahari Department Store	10,458,400	3,011,460	CHINA/HONG KONG: 4.1%
PT Catur Sentosa Adiprana	70,131,000	2,889,959	Luk Fook Holdings International, Ltd.		2,797,000	9,425,188
			Tongda Group Holdings, Ltd.		69,640,000	7,723,125
Total Indonesia		80,599,041	Future Bright Holdings, Ltd.		16,806,000	1,264,483

BANGLADESH: 14.0%			Total China/Hong Kong			18,412,796
British American Tobacco Bangladesh Co. ,
Ltd.	306,755	16,303,655	AUSTRALIA: 0.9%
Square Pharmaceuticals, Ltd.	4,057,147	12,895,330	Oil Search, Ltd.		746,290	4,152,172
BRAC Bank, Ltd.[b]	12,728,656	11,664,791	Total Australia			4,152,172
Berger Paints Bangladesh, Ltd.	519,834	11,092,462
Marico Bangladesh, Ltd.	275,493	4,663,966	SINGAPORE: 0.6%
Olympic Industries, Ltd.	1,416,833	3,908,679	Yoma Strategic Holdings, Ltd.		10,610,166	2,592,803
The City Bank, Ltd.	8,021,270	2,520,020	Total Singapore			2,592,803
Total Bangladesh		63,048,903
			TOTAL INVESTMENTS: 96.8%			436,777,562
PAKISTAN: 12.2%			(Cost $441,781,482)
Indus Motor Co. , Ltd.	1,084,910	10,058,253
PAK Suzuki Motor Co. , Ltd.†	4,811,900	9,377,649	CASH AND OTHER ASSETS,
Meezan Bank, Ltd.	11,418,816	8,035,763	LESS LIABILITIES: 3.2%			14,332,124
GlaxoSmithKline Consumer Healthcare
Pakistan, Ltd.	2,493,557	6,031,839
Shifa International Hospitals, Ltd.†	2,783,351	4,869,826	NET ASSETS: 100.0%			$451,109,686
ICI Pakistan, Ltd.	936,350	4,388,363
United Bank, Ltd.	4,000,000	3,965,329	a	Certain securities were fair valued under the valuation policies approved by the Board
				of Trustees (Note A) .
Hascol Petroleum, Ltd.	3,902,125	3,595,014
Pakistan Petroleum, Ltd.	1,670,095	2,193,969	b	Non-income producing security.
Akzo Nobel Pakistan, Ltd.	1,975,300	2,178,733	†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of
Hum Network, Ltd.[b]	17,939,500	548,063	5% or more of the outstanding voting securities of this issuer)
			JSC	Joint Stock Co.
Total Pakistan		55,242,801

INDIA: 11.0%
L&T Finance Holdings, Ltd.	7,526,004	16,557,612	See accompanying notes to schedules of investments.

			matthewsasia. com | 800.789. ASIA 19

	Matthews Asia Innovators Fund					March 31, 2019

	Schedule of Investments[a] (unaudited)

	COMMON EQUITIES: 97.4%

		Shares	Value			Shares	Value
	CHINA/HONG KONG: 63.1%			PT Mayora Indah		14,564,200	$2,619,650
	Alibaba Group Holding, Ltd. ADR[b]	104,500	$19,066,025
				Total Indonesia			9,884,235
	Tencent Holdings, Ltd.	350,300	16,109,526
	Jiangsu Yanghe Brewery Joint-Stock Co. , Ltd. A			BANGLADESH: 3.0%
	Shares	643,650	12,480,129	BRAC Bank, Ltd.[b]		5,318,142	4,873,650
	Ping An Insurance Group Co. of China, Ltd. H			Square Pharmaceuticals, Ltd.		1,266,480	4,025,410
	Shares	1,090,000	12,271,458
	Jiangsu Hengrui Medicine Co. , Ltd. A Shares	1,118,055	10,854,635	Total Bangladesh			8,899,060
	Inner Mongolia Yili Industrial Group Co. , Ltd.
	A Shares	2,269,236	9,796,949	VIETNAM: 2.4%
	AIA Group, Ltd.	933,800	9,337,786	Mobile World Investment Corp.		983,293	3,598,102
	Wuxi Biologics Cayman, Inc.[b,c,d]	939,500	9,152,047	Phu Nhuan Jewelry JSC		720,190	3,096,350
	China International Travel Service Corp. , Ltd.			Domesco Medical Import Export JSC		147,810	465,012
	A Shares	841,872	8,774,680	Total Vietnam			7,159,464
	China Resources Land, Ltd.	1,804,000	8,107,031
	Bilibili, Inc. ADR[b]	332,800	6,306,560	PHILIPPINES: 1.5%
	Momo, Inc. ADR[b]	151,200	5,781,888	Puregold Price Club, Inc.		4,761,770	4,368,041
	58. com, Inc. ADR[b]	85,000	5,582,800
				Total Philippines			4,368,041
	Sun Art Retail Group, Ltd.	5,521,000	5,386,152
	GreenTree Hospitality Group, Ltd. ADR	371,077	5,131,995	SINGAPORE: 1.5%
	Galaxy Entertainment Group, Ltd.	746,000	5,084,001	DBS Group Holdings, Ltd.		228,800	4,270,982
	Silergy Corp.	277,000	4,149,315
	CIFI Holdings Group Co. , Ltd.	5,002,000	3,799,133	Total Singapore			4,270,982
	Tencent Music Entertainment Group ADR[b]	201,400	3,645,340
	China Merchants Bank Co. , Ltd. H Shares	677,000	3,298,166	THAILAND: 1.0%
	China National Accord Medicines Corp. , Ltd.			Kasikornbank Public Co. , Ltd.		504,200	2,982,592
	B Shares	787,796	3,063,313	Total Thailand			2,982,592
	Wise Talent Information Technology Co. ,
	Ltd.[b,d]	1,033,800	3,048,742	TOTAL INVESTMENTS: 97.4%			285,183,965
	Genscript Biotech Corp.[b]	1,582,000	2,992,863	(Cost $247,270,517)
	BeiGene, Ltd. ADR[b]	22,600	2,983,200
	Midea Group Co. , Ltd. A Shares	407,821	2,954,783	CASH AND OTHER ASSETS,
	Haidilao International Holding, Ltd.[b,c,d]	890,000	2,846,592
				LESS LIABILITIES: 2.6%			7,759,520
	iQIYI, Inc. ADR[b]	113,500	2,714,920
	Total China/Hong Kong		184,720,029
				NET ASSETS: 100.0%			$292,943,485

	SOUTH KOREA: 11.1%
				a	Certain securities were fair valued under the valuation policies approved by the Board
	LG Household & Health Care, Ltd.	7,865	9,828,444		of Trustees (Note A) .
	Orion Corp.	79,606	7,018,290
				b	Non-income producing security.
	NAVER Corp.	42,766	4,680,410
				c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as
	Hyundai Mobis Co. , Ltd.	22,243	4,090,361
				amended. The security may be resold in transactions exempt from registration
	Yuhan Corp.	18,651	3,947,460	normally to qualified institutional buyers. The security has been determined to be
	Samsung SDI Co. , Ltd.	15,918	3,016,578	liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
				March 31, 2019, the aggregate value is $11,998,639, which is 4.10% of net assets.
	Total South Korea		32,581,543
				d	The securities may be resold to qualified foreign investors and foreign institutional
				buyers under Regulation S of the Securities Act of 1933.
	INDIA: 10.4%
	HDFC Bank, Ltd.	460,488	15,451,203	ADR	American Depositary Receipt
	Housing Development Finance Corp. , Ltd.	193,606	5,498,979	JSC	Joint Stock Co.
	IndusInd Bank, Ltd.	186,724	4,797,599
	Info Edge India, Ltd.	172,029	4,570,238
	Total India		30,318,019
				See accompanying notes to schedules of investments.

	INDONESIA: 3.4%
	PT Bank Rakyat Indonesia Persero	25,019,200	7,264,585

20	MATTHEWS ASIA FUNDS

Matthews China Fund				March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 95.2%

	Shares	Value		Shares	Value
FINANCIALS: 29.4%			iQIYI, Inc. ADR[d]	155,100	$3,709,992
Insurance: 12.9%					16,617,102
New China Life Insurance Co. , Ltd. H Shares	7,905,200	$40,374,065	Total Communication Services		133,170,719
AIA Group, Ltd.	2,741,200	27,411,371
Ping An Insurance Group Co. of China, Ltd. H			CONSUMER STAPLES: 7.6%
Shares	2,168,500	24,413,447	Beverages: 5.8%
Ping An Insurance Group Co. of China Ltd. A			Wuliangye Yibin Co. , Ltd. A Shares	2,255,147	31,822,912
Shares	1,548,000	17,726,542
			Kweichow Moutai Co. , Ltd. A Shares	138,589	17,569,534
		109,925,425
					49,392,446

Banks: 11.8%
			Food Products: 1.8%
Agricultural Bank of China, Ltd. H Shares	73,620,000	34,031,882
			Inner Mongolia Yili Industrial Group Co. , Ltd.
Industrial & Commercial Bank of China, Ltd. H			A Shares	3,518,397	15,189,939
Shares	46,006,000	33,786,096
			Total Consumer Staples		64,582,385
China Construction Bank Corp. H Shares	38,776,660	33,284,669

		101,102,647	REAL ESTATE: 6.2%
			Real Estate Management & Development: 6.2%
Capital Markets: 4.7%			China Resources Land, Ltd.	3,988,000	17,921,752
Hong Kong Exchanges & Clearing, Ltd.	478,300	16,711,098	CIFI Holdings Group Co. , Ltd.	22,868,000	17,368,767
China International Capital Corp. , Ltd. H			Times China Holdings, Ltd.	8,339,000	17,323,886
Shares[b,c]	6,550,800	15,206,956
			China Overseas Property Holdings, Ltd.	1,225,000	589,769
CITIC Securities Co. , Ltd. H Shares	3,614,500	8,445,282
			Total Real Estate		53,204,174
		40,363,336
Total Financials		251,391,408	INFORMATION TECHNOLOGY: 4.8%
			Electronic Equipment, Instruments & Components: 2.0%
CONSUMER DISCRETIONARY: 23.5%			Kingboard Holdings, Ltd.	2,516,000	8,936,476
Internet & Direct Marketing Retail: 14.6%			AVIC Jonhon OptronicTechnology Co. , Ltd. A
Alibaba Group Holding, Ltd. ADR[d]	555,500	101,350,975
			Shares	1,302,601	7,872,616
Ctrip. com International, Ltd. ADR[d]	321,000	14,024,490
JD. com, Inc. ADR[d]	309,979	9,345,867			16,809,092
		124,721,332	IT Services: 1.4%
			Chinasoft International, Ltd.	19,820,000	12,292,745
Hotels, Restaurants & Leisure: 3.7%
China International Travel Service Corp. , Ltd.			Technology Hardware, Storage & Peripherals: 0.9%
A Shares	1,544,678	16,099,900	Focus Media Information Technology Co. , Ltd.
Galaxy Entertainment Group, Ltd.	2,293,000	15,626,830	A Shares	7,836,367	7,306,825
		31,726,730
			Semiconductors & Semiconductor Equipment: 0.5%
Household Durables: 2.2%			ASM Pacific Technology, Ltd.	380,500	4,251,688
Midea Group Co. , Ltd. A Shares	2,606,891	18,887,693	Total Information Technology		40,660,350

Specialty Retail: 1.5%			MATERIALS: 3.1%
Zhongsheng Group Holdings, Ltd.	5,152,000	12,816,620	Construction Materials: 2.0%
			Anhui Conch Cement Co. , Ltd. A Shares	2,299,729	13,060,322
Automobiles: 1.5%			China Jushi Co. , Ltd. A Shares	2,667,697	4,228,685
Brilliance China Automotive Holdings, Ltd.	12,718,000	12,633,123			17,289,007
Total Consumer Discretionary		200,785,498
			Chemicals: 1.1%
COMMUNICATION SERVICES: 15.6%			Wanhua Chemical Group Co. , Ltd. A Shares[d]	1,370,284	9,269,416
Interactive Media & Services: 13.6%			Total Materials		26,558,423
Tencent Holdings, Ltd.	1,523,200	70,048,614
58. com, Inc. ADR[d]	222,000	14,580,960
			HEALTH CARE: 2.6%
YY, Inc. ADR[d]	162,600	13,660,026
			Pharmaceuticals: 1.6%
Momo, Inc. ADR[d]	247,100	9,449,105
			Sino Biopharmaceutical, Ltd.	15,356,000	14,033,787
SINA Corp.[d]	148,800	8,814,912
		116,553,617	Health Care Technology: 1.0%
			Ping An Healthcare and Technology Co. ,
Entertainment: 2.0%			Ltd.[b,c,d]	1,458,200	8,248,680
Tencent Music Entertainment Group ADR[d]	713,100	12,907,110	Total Health Care		22,282,467

			matthewsasia. com | 800.789. ASIA 21

	Matthews China Fund				March 31, 2019

	Schedule of Investments[a] (unaudited) (continued)
				a	Certain securities were fair valued under the valuation policies approved by the Board
					of Trustees (Note A) .
	COMMON EQUITIES (continued)
				b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as
		Shares	Value		amended. The security may be resold in transactions exempt from registration
					normally to qualified institutional buyers. The security has been determined to be
	INDUSTRIALS: 1.5%				liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
	Professional Services: 1.0%				March 31, 2019, the aggregate value is $23,455,636, which is 2.74% of net assets.
	51job, Inc. ADR[d]	113,700	$8,854,956	c	The securities may be resold to qualified foreign investors and foreign institutional
					buyers under Regulation S of the Securities Act of 1933.
	Electrical Equipment: 0.5%			d	Non-income producing security.
	Luxshare Precision Industry Co. , Ltd. A Shares	1,202,127	4,412,448
				ADR	American Depositary Receipt
	Total Industrials		13,267,404

	ENERGY: 0.9%
	Oil, Gas & Consumable Fuels: 0.9%			See accompanying notes to schedules of investments.
	China Petroleum & Chemical Corp. H Shares	5,118,000	4,061,982
	China Shenhua Energy Co. , Ltd. H Shares	1,759,000	4,014,375
	Total Energy		8,076,357

	TOTAL INVESTMENTS: 95.2%		813,979,185
	(Cost $761,529,268)

	CASH AND OTHER ASSETS,
	LESS LIABILITIES: 4.8%		40,645,905

	NET ASSETS: 100.0%		$854,625,090

22	MATTHEWS ASIA FUNDS

Matthews India Fund					March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 100.0%

	Shares	Value		Shares	Value
FINANCIALS: 41.0%			INFORMATION TECHNOLOGY: 10.3%
Banks: 25.7%			IT Services: 9.8%
IndusInd Bank, Ltd.	4,431,794	$113,868,437	Wipro, Ltd.	12,047,428	$44,335,951
HDFC Bank, Ltd.	2,638,903	88,545,688	eClerx Services, Ltd.†	2,064,624	34,203,764
Kotak Mahindra Bank, Ltd.	3,313,246	63,838,416	Cognizant Technology Solutions Corp.
Yes Bank, Ltd.	15,689,348	62,176,977	Class A	418,300	30,305,835
Axis Bank, Ltd.[b]	4,913,532	55,062,090	Mphasis, Ltd.	1,464,076	20,970,025
DCB Bank, Ltd.	12,644,736	37,337,805	NIIT Technologies, Ltd.	1,000,202	19,143,360
			Larsen & Toubro Infotech, Ltd.[c,d]	302,596	7,439,054
		420,829,413
			Tata Consultancy Services, Ltd.	137,397	3,971,060
Consumer Finance: 11.5%					160,369,049
Bajaj Finance, Ltd.	1,337,328	58,353,352
Cholamandalam Investment and Finance			Software: 0.5%
Co. , Ltd.	2,694,284	56,499,067	Tata Elxsi, Ltd.	578,649	8,046,175
Shriram City Union Finance, Ltd.	1,873,192	50,029,301	Total Information Technology		168,415,224
Sundaram Finance, Ltd.	695,531	15,648,527
CreditAccess Grameen, Ltd.[b]	1,121,281	8,171,111	HEALTH CARE: 8.5%
		188,701,358	Pharmaceuticals: 7.8%
			Alembic Pharmaceuticals, Ltd.	4,147,557	32,226,019
Thrifts & Mortgage Finance: 2.1%			Ajanta Pharma, Ltd.	2,080,560	31,069,437
Housing Development Finance Corp. , Ltd.	809,266	22,985,531	Natco Pharma, Ltd.	2,922,192	24,194,372
Aavas Financiers, Ltd.[b]	642,621	10,708,821	Caplin Point Laboratories, Ltd.†	3,870,311	22,483,838
			Eris Lifesciences, Ltd.[b,c,d]	1,950,176	18,166,935
		33,694,352
					128,140,601
Capital Markets: 1.7%
CRISIL, Ltd.	1,271,030	26,815,018	Health Care Equipment & Supplies: 0.7%
Total Financials		670,040,141	Poly Medicure, Ltd.	3,594,824	11,390,312
			Total Health Care		139,530,913
CONSUMER STAPLES: 12.8%
Tobacco: 6.5%			INDUSTRIALS: 8.5%
VST Industries, Ltd.†	1,167,175	58,127,816	Airlines: 3.7%
			InterGlobe Aviation, Ltd.[c,d]	2,909,931	59,933,086
ITC, Ltd.	11,237,066	48,196,333
		106,324,149
			Machinery: 3.3%
			AIA Engineering, Ltd.	1,168,856	30,290,920
Personal Products: 4.0%
			Ashok Leyland, Ltd.	18,445,155	24,292,338
Bajaj Consumer Care, Ltd.	6,083,908	27,123,018
Emami, Ltd.	4,500,244	25,993,674			54,583,258
Dabur India, Ltd.	1,186,347	6,998,241
Marico, Ltd.	1,003,404	5,019,980	Air Freight & Logistics: 1.5%
			Blue Dart Express, Ltd.	475,939	24,690,774
		65,134,913
			Total Industrials		139,207,118
Food Products: 2.3%
			MATERIALS: 4.4%
Zydus Wellness, Ltd.	1,734,795	32,664,738
			Chemicals: 4.1%
Nestle India, Ltd.	30,163	4,768,633
			UPL, Ltd.	3,290,628	45,553,319
		37,433,371	Castrol India, Ltd.	6,307,813	15,154,587
Total Consumer Staples		208,892,433	Pidilite Industries, Ltd.	322,373	5,796,387
			Gulf Oil Lubricants India, Ltd.	105,452	1,281,483
CONSUMER DISCRETIONARY: 12.7%
					67,785,776
Automobiles: 9.8%
Suzuki Motor Corp.	1,839,100	81,523,447
			Metals & Mining: 0.3%
Eicher Motors, Ltd.	266,539	79,025,027
			NMDC, Ltd.	2,713,195	4,091,627
		160,548,474	Total Materials		71,877,403

Household Durables: 2.9%
Symphony, Ltd.	1,927,475	38,402,174
LA Opala RG, Ltd.	2,937,800	9,193,737
		47,595,911
Total Consumer Discretionary		208,144,385

			matthewsasia. com | 800.789. ASIA 23

	Matthews India Fund				March 31, 2019

	Schedule of Investments[a] (unaudited) (continued)
				a	Certain securities were fair valued under the valuation policies approved by the Board
					of Trustees (Note A) .
	COMMON EQUITIES (continued)
				b	Non-income producing security.
		Shares	Value
				c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as
	COMMUNICATION SERVICES: 1.8%				amended. The security may be resold in transactions exempt from registration
					normally to qualified institutional buyers. The security has been determined to be
	Interactive Media & Services: 1.8%
					liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
	Info Edge India, Ltd.	1,125,935	$29,912,346		March 31, 2019, the aggregate value is $85,539,075, which is 5.23% of net assets.
	Total Communication Services		29,912,346	d	The securities may be resold to qualified foreign investors and foreign institutional
					buyers under Regulation S of the Securities Act of 1933.
	TOTAL INVESTMENTS: 100.0%		1,636,019,963	†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of
	(Cost $1,378,183,928)				5% or more of the outstanding voting securities of this issuer)

	CASH AND OTHER ASSETS,
	LESS LIABILITIES: 0.0%		20,221
				See accompanying notes to schedules of investments.

	NET ASSETS: 100.0%		$1,636,040,184

24	MATTHEWS ASIA FUNDS

Matthews Japan Fund					March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 92.8%

	Shares	Value		Shares	Value
INDUSTRIALS: 24.1%			Multiline Retail: 2.9%
Professional Services: 9.1%			Seria Co. , Ltd.	1,504,700	$51,915,178
Nihon M&A Center, Inc.	2,817,100	$77,430,791	Ryohin Keikaku Co. , Ltd.	143,600	36,450,690
Recruit Holdings Co. , Ltd.	2,362,300	67,728,237			88,365,868
TechnoPro Holdings, Inc.	928,500	55,631,387
Persol Holdings Co. , Ltd.	2,527,700	41,045,811	Specialty Retail: 2.5%
Outsourcing, Inc.	2,831,300	35,152,492	Nitori Holdings Co. , Ltd.	599,600	77,525,541
		276,988,718
			Distributors: 1.9%
Building Products: 5.6%			PALTAC Corp.	1,068,200	58,257,724
Sanwa Holdings Corp.	5,271,000	62,860,349
Daikin Industries, Ltd.	498,300	58,572,530	Household Durables: 1.8%
Aica Kogyo Co. , Ltd.	1,464,900	48,970,917	Sony Corp.	1,324,000	55,900,888
		170,403,796
			Hotels, Restaurants & Leisure: 1.1%
Construction & Engineering: 3.3%			Kyoritsu Maintenance Co. , Ltd.	641,400	31,891,667
Kyowa Exeo Corp.	3,606,600	99,773,179
			Automobiles: 0.8%
Electrical Equipment: 2.4%			Suzuki Motor Corp.	566,300	25,102,892
Nidec Corp.	587,000	74,745,595
			Internet & Direct Marketing Retail: 0.6%
			Mercari, Inc.[b]	614,600	18,947,771
Machinery: 2.2%
MISUMI Group, Inc.	1,343,100	33,533,420	Total Consumer Discretionary		448,916,885
SMC Corp.	87,800	33,096,786
			HEALTH CARE: 12.0%
		66,630,206	Health Care Equipment & Supplies: 8.2%
			Terumo Corp.	3,055,400	93,512,638
Trading Companies & Distributors: 1.5%			Asahi Intecc Co. , Ltd.	1,599,100	75,309,121
Mitsubishi Corp.	1,693,400	47,146,337	Nakanishi, Inc.	2,276,800	44,559,019
Total Industrials		735,687,831	Sysmex Corp.	623,900	37,793,719

INFORMATION TECHNOLOGY: 18.0%					251,174,497
Electronic Equipment, Instruments & Components: 6.8%
Keyence Corp.	183,500	114,723,289	Health Care Technology: 2.1%
Shimadzu Corp.	2,019,300	58,609,825	M3, Inc.	3,781,600	63,643,110
Murata Manufacturing Co. , Ltd.	686,700	34,365,895
			Biotechnology: 1.7%
		207,699,009	PeptiDream, Inc.[b]	1,042,100	51,323,580
			Total Health Care		366,141,187
IT Services: 6.6%
ITOCHU Techno-Solutions Corp.	3,404,100	79,643,830	CONSUMER STAPLES: 8.6%
NET One Systems Co. , Ltd.	2,818,100	71,264,447	Personal Products: 4.6%
Otsuka Corp.	1,416,400	52,990,839	Kao Corp.	957,100	75,540,705
		203,899,116	Kose Corp.	359,900	66,333,580
					141,874,285
Semiconductors & Semiconductor Equipment: 2.7%
Lasertec Corp.	1,454,700	61,079,284	Household Products: 1.5%
Rohm Co. , Ltd.	340,000	21,302,707	Pigeon Corp.	1,107,700	45,447,565
		82,381,991
			Food Products: 1.4%
Software: 1.9%			Ariake Japan Co. , Ltd.	787,900	42,262,074
Infomart Corp.	4,682,100	57,247,968
Total Information Technology		551,228,084	Food & Staples Retailing: 1.1%
			San-A Co. , Ltd.	871,800	34,912,675
CONSUMER DISCRETIONARY: 14.7%			Total Consumer Staples		264,496,599
Auto Components: 3.1%
Nifco, Inc.	2,051,600	52,378,469	FINANCIALS: 6.3%
Denso Corp.	1,037,800	40,546,065	Insurance: 3.4%
		92,924,534	Tokio Marine Holdings, Inc.	2,150,800	104,199,127

			matthewsasia. com | 800.789. ASIA 25

	Matthews Japan Fund				March 31, 2019

	Schedule of Investments[a] (unaudited) (continued)
				a	Certain securities were fair valued under the valuation policies approved by the Board
					of Trustees (Note A) .
	COMMON EQUITIES (continued)
				b	Non-income producing security.
		Shares	Value
	Banks: 1.9%
	Mitsubishi UFJ Financial Group, Inc.	11,493,600	$56,844,981
				See accompanying notes to schedules of investments.
	Diversified Financial Services: 1.0%
	ORIX Corp.	2,101,400	30,192,095
	Total Financials		191,236,203

	COMMUNICATION SERVICES: 5.8%
	Diversified Telecommunication Services: 3.4%
	Nippon Telegraph & Telephone Corp.	2,415,000	102,954,090

	Wireless Telecommunication Services: 2.4%
	SoftBank Group Corp.	756,600	73,750,882
	Total Communication Services		176,704,972

	REAL ESTATE: 2.5%
	Real Estate Management & Development: 2.5%
	Relo Group, Inc.	2,686,500	75,674,868
	Total Real Estate		75,674,868

	MATERIALS: 0.8%
	Chemicals: 0.8%
	Fuso Chemical Co. , Ltd.	1,470,500	24,799,828
	Total Materials		24,799,828

	TOTAL INVESTMENTS: 92.8%		2,834,886,457
	(Cost $2,546,637,017)

	CASH AND OTHER ASSETS,
	LESS LIABILITIES: 7.2%		221,561,118

	NET ASSETS: 100.0%		$3,056,447,575

26	MATTHEWS ASIA FUNDS

Matthews Korea Fund				March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 69.4%

	Shares	Value		Shares	Value
FINANCIALS: 15.2%			HEALTH CARE: 7.6%
Banks: 8.4%			Pharmaceuticals: 4.4%
Shinhan Financial Group Co. , Ltd.	135,253	$5,022,241	Yuhan Corp.	20,558	$4,351,074
Hana Financial Group, Inc.	139,819	4,489,303	DongKook Pharmaceutical Co. , Ltd.	46,758	2,405,179
KB Financial Group, Inc.	95,354	3,528,306			6,756,253
		13,039,850
			Biotechnology: 1.8%
Capital Markets: 4.3%			Hugel, Inc.[b]	8,491	2,830,123
Kiwoom Securities Co. , Ltd.	49,791	3,565,369
Shinyoung Securities Co. , Ltd.	59,040	2,994,443	Health Care Equipment & Supplies: 1.4%
		6,559,812	Interojo Co. , Ltd.	108,571	2,192,823
			Total Health Care		11,779,199
Insurance: 2.5%
DB Insurance Co. , Ltd.	63,006	3,813,331	MATERIALS: 6.1%
Total Financials		23,412,993	Metals & Mining: 3.8%
			POSCO	19,632	4,383,823
CONSUMER STAPLES: 11.2%			Korea Zinc Co. , Ltd.	3,685	1,511,650
Food & Staples Retailing: 4.9%					5,895,473
BGF Retail Co. , Ltd.	28,862	5,555,763
E-Mart, Inc.	13,633	2,068,170	Containers & Packaging: 2.3%
		7,623,933	Lock&Lock Co. , Ltd.	200,431	3,598,041
			Total Materials		9,493,514
Food Products: 3.9%
Orion Corp.	41,223	3,634,336	COMMUNICATION SERVICES: 5.7%
Orion Holdings Corp.	147,529	2,414,457	Interactive Media & Services: 4.7%
			NAVER Corp.	52,345	5,728,758
		6,048,793
			Kakao Corp.	16,881	1,542,412
Tobacco: 2.4%					7,271,170
KT&G Corp.	40,143	3,660,514
Total Consumer Staples		17,333,240	Wireless Telecommunication Services: 1.0%
			SK Telecom Co. , Ltd. ADR	63,300	1,550,217
CONSUMER DISCRETIONARY: 10.9%			Total Communication Services		8,821,387
Auto Components: 6.2%
Hyundai Mobis Co. , Ltd.	35,046	6,444,761	INDUSTRIALS: 2.2%
Hankook Tire Co. , Ltd.	94,882	3,130,412	Commercial Services & Supplies: 2.2%
			S-1 Corp.	39,273	3,477,171
		9,575,173
			Total Industrials		3,477,171
Specialty Retail: 2.5%
			ENERGY: 1.6%
Cuckoo Homesys Co. , Ltd.	15,114	2,600,887
			Oil, Gas & Consumable Fuels: 1.6%
LOTTE Himart Co. , Ltd.	27,283	1,232,218
			SK Innovation Co. , Ltd.	11,055	1,748,831
		3,833,105	S-Oil Corp.	8,335	657,899

Hotels, Restaurants & Leisure: 2.2%			Total Energy		2,406,730
Modetour Network, Inc.	164,766	3,361,071
			TOTAL COMMON EQUITIES		107,202,767
Total Consumer Discretionary		16,769,349
			(Cost $106,084,324)
INFORMATION TECHNOLOGY: 8.9%
Technology Hardware, Storage & Peripherals: 3.8%
Samsung Electronics Co. , Ltd.	150,616	5,940,736	PREFERRED EQUITIES: 27.4%
			INFORMATION TECHNOLOGY: 8.2%
Electronic Equipment, Instruments & Components: 2.4%			Technology Hardware, Storage & Peripherals: 8.2%
Samsung SDI Co. , Ltd.	19,131	3,625,466	Samsung Electronics Co. , Ltd. , Pfd.	393,105	12,587,297
			Total Information Technology		12,587,297
Semiconductors & Semiconductor Equipment: 1.4%
Koh Young Technology, Inc.	29,274	2,208,883	CONSUMER STAPLES: 6.8%
			Personal Products: 6.8%
IT Services: 1.3%
			LG Household & Health Care, Ltd. , Pfd.	10,684	7,870,677
Cafe24 Corp.[b]	20,258	1,934,099
Total Information Technology		13,709,184

			matthewsasia. com | 800.789. ASIA 27

	Matthews Korea Fund					March 31, 2019

	Schedule of Investments[a] (unaudited) (continued)

	PREFERRED EQUITIES (continued)
		Shares	Value			Value
	Amorepacific Corp. , Pfd.	28,398	$2,682,207	TOTAL INVESTMENTS: 96.8%		$149,535,688
	Total Consumer Staples		10,552,884	(Cost $139,584,821)

	FINANCIALS: 4.7%			CASH AND OTHER ASSETS,
	Insurance: 4.7%			LESS LIABILITIES: 3.2%		4,928,197
	Samsung Fire & Marine Insurance Co. , Ltd. , Pfd.	40,428	7,267,165
	Total Financials		7,267,165	NET ASSETS: 100.0%		$154,463,885

	CONSUMER DISCRETIONARY: 3.8%			a	Certain securities were fair valued under the valuation policies approved by the Board
	Automobiles: 3.8%				of Trustees (Note A) .
	Hyundai Motor Co. , Ltd. , 2nd Pfd.	64,859	4,364,640	b	Non-income producing security.
	Hyundai Motor Co. , Ltd. , Pfd.	25,273	1,542,699
				ADR	American Depositary Receipt
	Total Consumer Discretionary		5,907,339	Pfd.	Preferred
	MATERIALS: 2.8%
	Chemicals: 2.8%
	LG Chem, Ltd. , Pfd.	23,841	4,378,929	See accompanying notes to schedules of investments.
	Total Materials		4,378,929

	ENERGY: 1.1%
	Oil, Gas & Consumable Fuels: 1.1%
	S-Oil Corp. , Pfd.	30,354	1,639,307
	Total Energy		1,639,307

	TOTAL PREFERRED EQUITIES		42,332,921
	(Cost $33,500,497)

28	MATTHEWS ASIA FUNDS

Matthews Asia Small Companies Fund				March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 92.1%

	Shares	Value		Shares	Value
CHINA/HONG KONG: 30.8%			Yuhan Corp.	10,918	$2,310,781
Vitasoy International Holdings, Ltd.	1,244,000	$6,024,883	Hy-Lok Corp.	128,309	2,142,063
Silergy Corp.	341,000	5,108,001	Tongyang Pile, Inc.[d]	454,508	2,141,769
BBI Life Sciences Corp.[b]	15,520,500	4,883,551	Cosmecca Korea Co. , Ltd.	91,586	1,883,817
Times China Holdings, Ltd.	2,234,000	4,641,031	Koentec Co. , Ltd.	32,478	269,262
Precision Tsugami China Corp. , Ltd.[b]	3,468,000	4,024,413
			Total South Korea		19,489,440
Yihai International Holding, Ltd.	815,000	3,630,815
TK Group Holdings, Ltd.	5,740,000	3,602,349	THAILAND: 6.3%
Shanghai Haohai Biological Technology Co. ,			Rich Sport Public Co. , Ltd.	26,802,600	2,979,421
Ltd. H Shares[b,c]	495,800	3,134,177
			Humanica Public Co. , Ltd.	9,392,100	2,770,864
SITC International Holdings Co. , Ltd.	2,969,000	3,048,445	Plan B Media Public Co. , Ltd. F Shares[d]	13,316,600	2,667,377
Kingdee International Software Group Co. ,			TOA Paint Thailand Public Co. , Ltd.	2,066,700	2,101,442
Ltd.	2,611,000	3,031,772	AP Thailand Public Co. , Ltd.	8,296,000	1,844,907
SUNeVision Holdings, Ltd.	3,453,000	2,947,155
China Yuhua Education Corp. , Ltd.[b,c]	7,042,000	2,897,634	Total Thailand		12,364,011
Huifu Payment, Ltd.[b,c,d]	5,615,200	2,793,344
Microport Scientific Corp.	2,728,000	2,568,043	VIETNAM: 5.2%
Wise Talent Information Technology Co. ,			Saigon Cargo Service Corp.	482,000	3,324,556
Ltd.[b,d]	855,600	2,523,219	Nam Long Investment Corp.	2,402,294	2,851,613
Genscript Biotech Corp.[d]	1,250,000	2,364,778	FPT Digital Retail JSC[d]	968,070	2,073,482
China Beststudy Education Group[b,d]	4,250,000	1,905,745	Ho Chi Minh City Securities Corp.	1,595,850	1,944,945
China Isotope & Radiation Corp.	405,400	1,032,824	Total Vietnam		10,194,596
Total China/Hong Kong		60,162,179
			INDONESIA: 4.2%
INDIA: 13.9%			PT Arwana Citramulia	103,521,400	3,672,434
Merck, Ltd.	82,712	4,408,848	PT BFI Finance Indonesia	70,875,100	3,284,941
AIA Engineering, Ltd.	128,296	3,324,793	PT Bank Tabungan Pensiunan Nasional
			Syariah[d]	7,784,600	1,208,240
DCB Bank, Ltd.	1,010,775	2,984,651
NIIT Technologies, Ltd.	155,700	2,980,019	Total Indonesia		8,165,615
Syngene International, Ltd.[b,c]	321,644	2,766,763
Galaxy Surfactants, Ltd.[b]	174,051	2,653,433	MALAYSIA: 2.4%
Cholamandalam Investment and Finance			Bursa Malaysia BHD	1,447,500	2,436,548
Co. , Ltd.	102,266	2,144,515	D&O Green Technologies BHD	14,023,700	2,359,104
ICICI Securities, Ltd.[b,c]	388,683	1,357,795
			Total Malaysia		4,795,652
Gabriel India, Ltd.	571,877	1,194,432
Tube Investments of India, Ltd.	183,110	1,013,714	JAPAN: 2.3%
M. M. Forgings, Ltd.	126,332	992,602	Honma Golf, Ltd.[b,c]	2,557,500	2,705,086
Shankara Building Products, Ltd.	132,296	781,526	CKD Corp.	200,900	1,821,083
Zydus Wellness, Ltd.	34,627	651,997
			Total Japan		4,526,169
Total India		27,255,088
			SINGAPORE: 1.7%
TAIWAN: 13.7%			Delfi, Ltd.	3,032,700	3,244,726
Great Tree Pharmacy Co. , Ltd.	1,513,414	3,885,261
Sunny Friend Environmental Technology Co. ,			Total Singapore		3,244,726
Ltd.	481,000	3,766,249
Chief Telecom, Inc.	628,000	3,520,990	AUSTRALIA: 1.2%
Taiwan Paiho, Ltd.	1,313,000	3,057,432	OZ Minerals, Ltd.	315,770	2,381,842
Global PMX Co. , Ltd.	697,000	2,768,760	Total Australia		2,381,842
Advanced Ceramic X Corp.	335,000	2,668,946
KS Terminals, Inc.	1,793,000	2,555,958	PHILIPPINES: 0.4%
Kuobrothers Corp.	1,058,000	1,977,280	Wilcon Depot, Inc.	2,507,300	739,492
Alchip Technologies, Ltd.	548,000	1,329,313	Total Philippines		739,492
HIM International Music, Inc.	350,750	1,226,218
Total Taiwan		26,756,407	TOTAL COMMON EQUITIES		180,075,217
			(Cost $184,957,446)
SOUTH KOREA: 10.0%
Douzone Bizon Co. , Ltd.	82,487	3,396,645
Incross Co. , Ltd.[d]	154,206	2,618,135
Cafe24 Corp.[d]	24,788	2,366,593
Value Added Technology Co. , Ltd.	110,822	2,360,375

			matthewsasia. com | 800.789. ASIA 29

	Matthews Asia Small Companies Fund				March 31, 2019

	Schedule of Investments[a] (unaudited) (continued)
				a	Certain securities were fair valued under the valuation policies approved by the Board
					of Trustees (Note A) .
	RIGHTS: 0.2%
				b	The securities may be resold to qualified foreign investors and foreign institutional
		Shares	Value		buyers under Regulation S of the Securities Act of 1933.

	VIETNAM: 0.2%			c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as
					amended. The security may be resold in transactions exempt from registration
	Ho Chi Minh City Securities Corp. , Rights,
					normally to qualified institutional buyers. The security has been determined to be
	expires 04/19/19[d]	957,510	$392,839
					liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
	Total Vietnam		392,839		March 31, 2019, the aggregate value is $15,654,799, which is 8.01% of net assets.
				d	Non-income producing security.
	TOTAL RIGHTS		392,839	BHD	Berhad
	(Cost $501,523)			JSC	Joint Stock Co.

	TOTAL INVESTMENTS: 92.3%		180,468,056
	(Cost $185,458,969)
				See accompanying notes to schedules of investments.

	CASH AND OTHER ASSETS,
	LESS LIABILITIES: 7.7%		14,978,873

	NET ASSETS: 100.0%		$195,446,929

30	MATTHEWS ASIA FUNDS

Matthews China Small Companies Fund				March 31, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 90.1%

	Shares	Value		Shares	Value
INFORMATION TECHNOLOGY: 22.0%			Specialty Retail: 2.3%
Semiconductors & Semiconductor Equipment: 9.9%			China Meidong Auto Holdings, Ltd.	2,602,000	$1,262,890
Silergy Corp.	336,000	$5,033,104	Chow Sang Sang Holdings International, Ltd.	377,000	586,798
Hua Hong Semiconductor, Ltd.[b,c]	708,000	1,664,473
					1,849,688
Alchip Technologies, Ltd.	264,000	640,399
SG Micro Corp. A Shares	28,646	398,263	Internet & Direct Marketing Retail: 1.8%
		7,736,239	Baozun, Inc. ADR[d]	33,800	1,404,052

Software: 4.4%			Textiles, Apparel & Luxury Goods: 1.3%
Kingdee International Software Group Co. , Ltd.	1,742,000	2,022,729	Pacific Textiles Holdings, Ltd.	1,101,000	990,399
Sangfor Technologies, Inc. A Shares[d]	50,906	794,119	Total Consumer Discretionary		10,348,376
Glodon Co. , Ltd. A Shares	138,900	612,696
		3,429,544	HEALTH CARE: 12.5%
			Biotechnology: 7.4%
IT Services: 3.9%			Shanghai Haohai Biological Technology Co. ,
			Ltd. H Shares[b,c]	201,800	1,275,669
SUNeVision Holdings, Ltd.	2,518,000	2,149,128
			Zai Lab, Ltd. ADR[d]	41,800	1,233,518
GDS Holdings, Ltd. ADR[d]	26,800	956,492
			Innovent Biologics, Inc.[b,c,d]	281,000	1,026,672
		3,105,620	CStone Pharmaceuticals[b,c,d]	458,000	926,508
			Amoy Diagnostics Co. , Ltd. A Shares	90,560	741,761
Electronic Equipment, Instruments & Components: 3.8%			CanSino Biologics, Inc. H Shares[b,c,d]	102,200	450,464
China Youzan, Ltd.[d]	25,028,000	2,139,952
			Shanghai Junshi Biosciences Co. , Ltd. H
Huami Corp. ADR[d]	64,400	842,996
			Shares[b,c,d]	29,000	110,459
China High Precision Automation Group, Ltd.[d,e]	195,000	249
					5,765,051
		2,983,197
Total Information Technology		17,254,600	Health Care Equipment & Supplies: 2.3%
			Microport Scientific Corp.	990,000	931,951
INDUSTRIALS: 16.0%			China Isotope & Radiation Corp.	326,800	832,577
Commercial Services & Supplies: 6.6%
Sunny Friend Environmental Technology Co. ,					1,764,528
Ltd.	409,000	3,202,487
Greentown Service Group Co. , Ltd.[c]	2,204,000	1,957,984	Life Sciences Tools & Services: 2.2%
			Genscript Biotech Corp.[d]	546,000	1,032,935
		5,160,471	BBI Life Sciences Corp.[c]	2,253,000	708,910

Machinery: 5.4%					1,741,845
TK Group Holdings, Ltd.	4,174,000	2,619,548
Precision Tsugami China Corp. , Ltd.[c]	1,384,000	1,606,051	Health Care Providers & Services: 0.6%
			C-MER Eye Care Holdings, Ltd.[c,d]	766,000	488,033
		4,225,599	Total Health Care		9,759,457

Marine: 4.0%			REAL ESTATE: 8.5%
SITC International Holdings Co. , Ltd.	3,039,000	3,120,318	Real Estate Management & Development: 8.5%
Total Industrials		12,506,388	Joy City Property, Ltd.	19,886,000	2,765,015
			Times China Holdings, Ltd.	1,142,000	2,372,452
CONSUMER DISCRETIONARY: 13.2%			China Overseas Property Holdings, Ltd.	3,220,000	1,550,249
Hotels, Restaurants & Leisure: 2.7%
Haidilao International Holding, Ltd.[b,c,d]	309,000	988,311	Total Real Estate		6,687,716
Huangshan Tourism Development Co. , Ltd. B
Shares	609,008	782,566	MATERIALS: 6.5%
Future Bright Holdings, Ltd.	5,202,000	391,398	Chemicals: 2.6%
			China BlueChemical, Ltd. H Shares	4,020,000	1,307,742
		2,162,275	Shanghai Putailai New Energy Technology Co. ,
			Ltd. A Shares	88,400	709,556
Leisure Products: 2.6%
Honma Golf, Ltd.[b,c]	1,901,000	2,010,702			2,017,298

Diversified Consumer Services: 2.5%			Construction Materials: 1.6%
China Yuhua Education Corp. , Ltd.[b,c]	3,328,000	1,369,402	Asia Cement China Holdings Corp.	1,286,500	1,270,616
China Beststudy Education Group[c,d]	1,253,000	561,858
			Containers & Packaging: 1.4%
		1,931,260	CPMC Holdings, Ltd.	2,791,000	1,121,795

			matthewsasia. com | 800.789. ASIA 31

	Matthews China Small Companies Fund				March 31, 2019

	Schedule of Investments[a] (unaudited) (continued)
				a	Certain securities were fair valued under the valuation policies approved by the Board
					of Trustees (Note A) .
	COMMON EQUITIES (continued)
				b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as
		Shares	Value		amended. The security may be resold in transactions exempt from registration
					normally to qualified institutional buyers. The security has been determined to be
	Metals & Mining: 0.9%				liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
	MMG, Ltd.[d]	1,732,000	$705,326		March 31, 2019, the aggregate value is $9,822,660, which is 12.55% of net assets.
	Total Materials		5,115,035	c	The securities may be resold to qualified foreign investors and foreign institutional
					buyers under Regulation S of the Securities Act of 1933.
	CONSUMER STAPLES: 6.0%			d	Non-income producing security.
	Food Products: 6.0%			e	Security is valued using significant unobservable inputs and is classified as Level 3 in
	Yihai International Holding, Ltd.	622,000	2,771,002		the fair value hierarchy.
	Jonjee Hi-Tech Industrial And Commercial			ADR	American Depositary Receipt
	Holding Co. , Ltd. A Shares	252,924	1,374,766
	Jonjee Hi-Tech Industrial And Commercial
	Holding Co. , Ltd. A Shares	94,800	515,515
	Total Consumer Staples		4,661,283	See accompanying notes to schedules of investments.

	ENERGY: 4.3%
	Oil, Gas & Consumable Fuels: 4.3%
	China Aviation Oil Singapore Corp. , Ltd.	1,898,200	1,882,986
	Sinopec Kantons Holdings, Ltd.	3,264,000	1,486,896
	Total Energy		3,369,882

	COMMUNICATION SERVICES: 1.1%
	Interactive Media & Services: 1.1%
	Wise Talent Information Technology Co. , Ltd.[c,d]	295,600	871,743
	Total Communication Services		871,743

	TOTAL INVESTMENTS: 90.1%		70,574,480
	(Cost $69,763,163)

	CASH AND OTHER ASSETS,
	LESS LIABILITIES: 9.9%		7,720,595

	NET ASSETS: 100.0%		$78,295,075

32	MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited)

A. SECURITY VALUATION: The value of the Matthews Asia Funds’ (each a “Fund”, and collectively the “Funds” or the “Trust”) securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Funds’ Board of Trustees (the
“Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the
Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange
(“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The
Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated to the Board’s Valuation Committee the responsibility for oversight of the fair valuation process under the Trust’s Pricing and Valuation Policy. The Board’s Valuation Committee, in turn, has delegated the determination of fair value prices under Matthews’ Pricing and
Valuation Procedures to Matthews’ Valuation Committee (the “Valuation Committee”). The Board’s Valuation Committee will review and approve fair value determinations by Matthews’ Valuation Committee in accordance with the Pricing and Valuation Policy. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the
NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B. FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds prioritize the determination of the fair value of their investments and derivative financial instruments using a hierarchy based on the inputs used to measure the fair value.

The hierarchy and the inputs utilized are as follows:

Level 1: Quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).

Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services are used when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.

Level 3: Significant unobservable inputs. As described in Note A, Level 3 securities are valued based on significant unobservable inputs as determined under the direction of the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance. Level 3 securities consisted of equities that, as of March 31, 2019, were suspended from trading.

matthewsasia.com | 800.789.ASIA 33

Levels for Multi-Country Funds (1 of 2):

Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of March 31, 2019.

		Matthews Asia
	Matthews Asia	Credit	Matthews Asian
	Strategic	Opportunities	Growth and	Matthews Asia	Matthews Asia	Matthews Asia
	Income Fund	Fund	Income Fund	Dividend Fund	Value Fund	Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$—	$—	$—	$—	$42,153,889
China/Hong Kong	—	—	82,219,561	138,696,331	1,431,043	144,161,908
Japan	—	—	—	—	367,229	—
Philippines	—	—	—	90,156,491	—	17,454,138
Singapore	—	—	—	—	1,685,901	—
South Korea	—	—	49,319,282	333,868,561	491,234	—
Sri Lanka	—	—	—	—	—	6,140,165
Taiwan	—	—	—	96,761,446	—	—
United States	—	—	56,106,734	—	369,495	—
Level 2: Other Significant Observable Inputs
Foreign Government Obligations[a]	17,699,596	5,228,255	—	—	—	—
Non-Convertible Corporate Bonds[a]	71,198,593	35,294,998	—	—	—	—
Convertible Corporate Bonds[a]	17,080,874	6,655,958	231,095,032	—	—	—
Common Equities:
Australia	—	—	76,373,696	141,017,187	—	47,233,135
Bangladesh	—	—	—	77,834,667	—	—
China/Hong Kong	—	—	382,416,210	2,286,270,611	9,398,034	155,116,384
France	—	—	42,248,224	—	—	—
India	—	—	45,012,233	175,512,227	180,186	55,455,642
Indonesia	—	—	26,820,156	119,625,610	428,240	75,561,289
Japan	—	—	36,538,166	1,818,271,165	2,753,131	412,953,021
Malaysia	—	—	15,331,611	—	770,176	—
Philippines	—	—	19,353,565	—	—	—
Singapore	—	—	138,727,438	238,382,287	—	—
South Korea	—	—	70,153,078	189,976,623	3,816,066	—
Sri Lanka	—	—	—	—	—	16,514,889
Taiwan	—	—	110,809,581	178,172,034	444,661	12,288,663
Thailand	—	—	20,417,915	117,973,551	—	16,745,237
United Kingdom	—	—	26,331,314	—	—	—
Vietnam	—	—	20,737,349	87,296,699	—	18,116,882
Preferred Equities:
South Korea	—	—	30,234,773	128,111,733	2,761,496	—
Level 3: Significant Unobservable Inputs
Common Equities:
China/Hong Kong	—	—	—	—	—	15,980,067

Total Market Value of Investments	$105,979,063	$47,179,211	$1,480,245,918	$6,217,927,223	$24,896,892	$1,035,875,309

a Industry, countries, or security types are disclosed on the Schedule of Investments.

34 MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

Levels for Multi-Country Funds (2 of 2):

Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of March 31, 2019.

			Matthews		Matthews Asia
	Matthews Pacific	Matthews Asia	Emerging Asia	Matthews Asia	Small Companies
	Tiger Fund	ESG Fund	Fund	Innovators Fund	Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$1,541,671	$58,384,937	$8,899,060	$—
China/Hong Kong	732,647,679	2,766,473	—	54,261,470	12,360,960
India	—	1,443,730	1,089,104	—	2,350,397
Indonesia	32,332,502	754,759	27,620,655	—	3,284,941
Japan	56,674,016	—	—	—	—
Pakistan	—	—	42,886,722	—	—
Philippines	—	—	28,397,982	—
Singapore	—	452,573	—	—	3,244,726
South Korea	257,878,392	—	—	—	2,142,063
Sri Lanka	—	—	29,141,059	—	—
Taiwan	—	662,286	—	—	—
United States	163,128,420	—	—	—	—
Vietnam	—	—	20,649,261	465,012	2,073,482
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	4,152,172	—	2,381,842
Bangladesh	—	640,360	4,663,966	—	—
China/Hong Kong	2,883,377,979	11,527,184	18,412,796	130,458,559	47,801,219
India	1,787,018,966	5,837,145	48,620,853	30,318,019	24,904,691
Indonesia	592,782,909	1,438,876	52,978,386	9,884,235	4,880,674
Japan	—	6,500,431	—	—	4,526,169
Malaysia	242,145,160	—	—	—	4,795,652
Pakistan	—	341,704	12,356,079	—	—
Philippines	205,083,597	659,210	8,768,834	4,368,041	739,492
Singapore	—	1,058,587	2,592,803	4,270,982	—
South Korea	796,368,758	1,639,641	—	32,581,543	17,347,377
Sri Lanka	—	—	8,608,925	—	—
Switzerland	206,136,070	—	—	—	—
Taiwan	422,688,947	3,096,412	—	—	26,756,407
Thailand	440,832,169	1,018,123	—	2,982,592	12,364,011
Vietnam	199,744,515	507,367	67,453,028	6,694,452	8,121,114
Preferred Equities:
South Korea	—	1,933,888	—	—	—
Rights:
Vietnam	—	—	—	—	392,839
Level 3: Significant Unobservable Inputs
Common Equities:
South Korea	—	—	—	—	—

Total Market Value of Investments	$9,018,840,079	$43,820,420	$436,777,562	$285,183,965	$180,468,056

matthewsasia.com | 800.789.ASIA 35

Levels for Single Country Funds:

Summary of inputs used to determine the fair valuation of the single country Funds’ investments as of March 31, 2019.

						Matthews China
	Matthews China	Matthews	Matthews	Matthews	Matthews	Small Companies
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund	Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Communication Services	$10,143,441	$63,122,105	$—	$—	$1,550,217	$871,743
Consumer Discretionary	11,685,772	124,721,332	—	—	3,130,412	3,228,800
Consumer Staples	—	—	—	—	5,555,763	—
Financials	2,841,332	—	76,844,319	—	3,813,331	—
Health Care	2,740,774	—	11,390,312	—	—	3,429,859
Industrials	7,142,130	8,854,956	24,690,774	—	3,477,171	3,120,318
Information Technology	—	—	64,509,599	—	—	2,593,607
Materials	—	—	1,281,483	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Communication Services	37,466,387	70,048,614	29,912,346	176,704,972	7,271,170	—
Consumer Discretionary	56,031,453	76,064,166	208,144,385	448,916,885	13,638,937	7,119,576
Consumer Staples	40,515,540	64,582,385	208,892,433	264,496,599	11,777,477	4,661,283
Energy	12,692,394	8,076,357	—	—	2,406,730	3,369,882
Financials	38,838,446	251,391,408	593,195,822	191,236,203	19,599,662	—
Health Care	15,193,729	22,282,467	128,140,601	366,141,187	11,779,199	6,329,598
Industrials	24,338,657	4,412,448	114,516,344	735,687,831	—	9,386,070
Information Technology	21,263,102	40,660,350	103,905,625	551,228,084	13,709,184	14,660,744
Materials	16,032,706	26,558,423	70,595,920	24,799,828	9,493,514	5,115,035
Real Estate	25,561,708	53,204,174	—	75,674,868	—	6,687,716
Utilities	13,849,604	—	—	—	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	5,907,339	—
Consumer Staples	—	—	—	—	10,552,884	—
Energy	—	—	—	—	1,639,307	—
Financials	—	—	—	—	7,267,165	—
Information Technology	—	—	—	—	12,587,297	—
Materials	—	—	—	—	4,378,929	—
Level 3: Significant Unobservable Inputs
Common Equities:
Information Technology	—	—	—	—	—	249

Total Market Value of Investments	$336,337,175	$813,979,185	$1,636,019,963	$2,834,886,457	$149,535,688	$70,574,480

a Industry, countries, or security types are disclosed on the Schedule of Investments.

36 MATTHEWS ASIA FUNDS

Notes to Schedules of Investments (unaudited) (continued)

Derivative Financial Instruments Categorized by Risk Exposure:

As of March 31, 2019, the fair values of derivative financial instruments were as follows:

Matthews Asia
Strategic
Income Fund
Derivative Financial Instruments[1]
Assets:
Level 2: Other Significant Observable Inputs
Foreign Currency Exchange Contracts	$100,558
Interest Rate Swaps	114,852
$215,410

Liabilities
Level 2: Other Significant Observable Inputs
Foreign Currency Exchange Contracts	($211,468)

1 Derivative financial instruments are forward foreign currency exchange contracts and interest rate swaps. Forward foreign currency exchange contracts and interest rate swaps are valued at the unrealized appreciation/depreciation on the instruments.

Changes in the Balances of Level 3 Securities:

The Funds’ policy is to recognize transfers in and transfers out of Level 3 during the reporting period.

		Matthews China
	Matthews Asia	Small Companies
	Growth Fund	Fund
	Common Equities -	Common Equities -
	China/Hong Kong	Information Technology
Balance as of 12/31/18 (market value)	$—	$249
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/
(depreciation)	1,421,665	—
Purchases	14,558,402	—
Sales	—	—
Transfers in to Level 3*	—	—
Transfer out of Level 3*	—	—

Balance as of 3/31/19 (market value)	$15,980,067	$249
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 3/31/19	$1,421,665	$—

* The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2.
These inputs include evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. Certain securities held by the Funds that were suspended from trading and classified as
Level 3 on March 31, 2019 subsequently resumed trading and were transferred from Level 3 to Level 1, Level 2 or were sold.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain material Level 3 investments:

				Unobservable
				Input - Proxy
		Valuation	Unobservable	Factor Price
	Value	Technique	Input[1]	Movement

Matthews Asia Growth Fund Assets:
		Last Price[2]
		Adjusted by
Common Equity	$15,980,067	Proxy factor[3]	Proxy factor[3]	0.65%

1 Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
2 Last Price could include closing price, last reported sales price, or last fair valued price as described in Note A.
3 Proxy factor considers movement of The Shenzhen Stock Exchange Composite Index.

matthewsasia.com | 800.789.ASIA 37

C. HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended March 31, 2019, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended March 31, 2019 is as follows:

							Net Change in
							Unrealized
		Shares Held at	Shares	Shares	Shares Held at	Value at	Appreciation
		Dec 31, 2018	Purchased	Sold	Mar 31, 2019	Mar 31, 2019	(Depreciation)

	MATTHEWS ASIA DIVIDEND FUND
	Name of Issuer:
	Anritsu Corp.	9,384,700	—	578,200	8,806,500	$163,810,378	$40,358,040
	Ascendas India Trust	57,863,800	—	—	57,863,800	50,903,190	5,051,982
	Beijing Capital International Airport Co. , Ltd. H Shares	94,084,000	4,772,000	—	98,856,000	93,894,203	(10,318,551)
	BELLSYSTEM24 Holdings, Inc.	5,597,000	165,500	—	5,762,500	71,475,014	3,917,824
	BGF Retail Co. , Ltd.	961,660	—	—	961,660	185,113,831	9,581,472
	Breville Group, Ltd.	12,185,538	—	—	12,185,538	141,017,187	49,489,982
	CapitaLand Retail China Trust, REIT††	49,800,000	—	—	49,800,000	—	—
	China Steel Chemical Corp.	15,589,000	—	—	15,589,000	68,123,807	(1,820,163)
	Eiken Chemical Co. , Ltd.	3,493,200	—	—	3,493,200	82,358,992	5,942,305
	HKBN, Ltd.	56,401,123	—	—	56,401,123	89,878,988	4,372,545
	Minda Industries, Ltd.	13,962,765	698,017	—	14,660,782	69,063,464	1,662,037
	Minth Group, Ltd.	68,147,000	1,164,000	—	69,311,000	218,547,963	(4,969,395)
	Shanghai Jin Jiang International Hotels Group Co. , Ltd. H
	Shares	173,612,000	—	—	173,612,000	46,948,987	4,922,578
	Yuexiu Transport Infrastructure, Ltd.	97,328,000	—	—	97,328,000	79,262,779	5,428,071

	Total Affiliates					$1,360,398,783	$113,618,727

	MATTHEWS ASIA GROWTH FUND
	Name of Issuer:
	Sampath Bank PLC	16,126,387	—	—	16,126,387	$16,514,889	($4,205,182)

	Total Affiliates					$16,514,889	($4,205,182)

	MATTHEWS PACIFIC TIGER FUND
	Name of Issuer:
	Cheil Worldwide, Inc.	7,315,882	—	812,408	6,503,474	$138,695,034	($2,973,291)
	DB Insurance Co. , Ltd.	3,570,463	—	—	3,570,463	216,096,210	(8,769,473)
	DKSH Holding AG	2,861,150	712,967	—	3,574,117	206,136,070	(33,647,135)
	Fuyao Glass Industry Group Co. , Ltd. H Shares	34,726,400	3,152,800	—	37,879,200	127,389,381	5,115,932
	Guotai Junan Securities Co. , Ltd. H Shares	43,100,000	20,000,600	—	63,100,600	140,600,664	9,020,903
	Just Dial, Ltd.	3,557,718	—	249,878	3,307,840	28,805,895	5,814,777
	Orion Holdings Corp.	5,656,566	—	—	5,656,566	92,575,254	6,052,651
	Tata Power Co. , Ltd.	180,316,487	—	—	180,316,487	192,117,739	(6,146,010)

	Total Affiliates					$1,142,416,247	($25,531,646)

	MATTHEWS EMERGING ASIA FUND
	Name of Issuer:
	PAK Suzuki Motor Co. , Ltd.	3,287,600	1,524,300	—	4,811,900	$9,377,649	$2,173,493
	Shifa International Hospitals, Ltd.	2,783,351	—	—	2,783,351	4,869,826	730,494
	Taisun International Holding Corp.	2,127,000	—	—	2,127,000	8,707,196	(79,733)
	Vietnam National Seed Group JSC	1,126,522	—	—	1,126,522	4,604,569	233,498

	Total Affiliates					$27,559,240	$3,057,752

	MATTHEWS INDIA FUND
	Name of Issuer:
	Caplin Point Laboratories, Ltd.	3,870,311	—	—	3,870,311	$22,483,838	$1,325,988
	eClerx Services, Ltd.	2,390,594	—	325,970	2,064,624	34,203,764	2,668,408
	VST Industries, Ltd.	1,167,175	—	—	1,167,175	58,127,816	3,457,980

	Total Affiliates					$114,815,418	$7,452,376
††	Issuer was not an affiliated company as of March 31, 2019.

38 MATTHEWS ASIA FUNDS